UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22245

First Trust Exchange-Traded Fund III
(Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

W. Scott Jardine, Esq.
First Trust Portfolios L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Name and address of agent for service)

registrant's telephone number, including area code: 630-765-8000

Date of fiscal year end: October 31

Date of reporting period: January 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule of Investments is attached herewith.

First Trust Preferred Securities and Income ETF (FPE)

Portfolio of Investments

January 31, 2018 (Unaudited)

Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES – 29.0%

	Banks – 8.1%
302,032	Banc Of California, Inc., Series E	7.00%	(a)	$7,831,690
271,892	Bank of America Corp., Series CC	6.20%	(a)	7,148,041
714,649	Citigroup Capital XIII, 3 Mo. LIBOR + 6.37% (b)	8.14%	10/30/40	19,331,256
221,007	Citigroup, Inc., Series K (c)	6.88%	(a)	6,232,397
88,427	Citigroup, Inc., Series S	6.30%	(a)	2,344,200
475,646	Fifth Third Bancorp, Series I (c)	6.63%	(a)	13,451,269
152,598	FNB Corp. (c)	7.25%	(a)	4,544,368
2,674,957	GMAC Capital Trust I, Series 2, 3 Mo. LIBOR + 5.79% (b)	7.20%	02/15/40	69,602,381
802,185	Huntington Bancshares, Inc., Series D	6.25%	(a)	21,434,383
672,773	KeyCorp, Series E (c)	6.13%	(a)	19,009,201
873,643	People’s United Financial, Inc., Series A (c)	5.63%	(a)	22,714,718
232,984	PNC Financial Services Group, Inc., Series P (c)	6.13%	(a)	6,446,667
394,528	Regions Financial Corp., Series A	6.38%	(a)	10,052,574
325,965	Royal Bank of Scotland Group PLC, Series S	6.60%	(a)	8,377,301
617,984	Synovus Financial Corp., Series C (c)	7.88%	(a)	16,018,145
162,308	Valley National Bancorp, Series A (c)	6.25%	(a)	4,370,954
149,647	Valley National Bancorp, Series B (c)	5.50%	(a)	3,844,431
143,040	Wells Fargo & Co., Series Q (c)	5.85%	(a)	3,790,560
190,699	Wells Fargo & Co., Series V	6.00%	(a)	4,963,895
94,872	Wells Fargo & Co., Series W	5.70%	(a)	2,390,774
55,147	Western Allliance Bancorp	6.25%	07/01/56	1,414,521
451,930	Wintrust Financial Corp., Series D (c)	6.50%	(a)	12,292,496
174,001	Zions Bancorporation, Series G (c)	6.30%	(a)	4,671,927

				272,278,149

	Capital Markets – 5.2%
757,928	Apollo Investment Corp.	6.88%	07/15/43	19,402,957
173,496	Ares Management L.P., Series A	7.00%	(a)	4,502,221
202,270	BGC Partners, Inc.	8.13%	06/15/42	5,155,862
1,335,725	Goldman Sachs Group, Inc., Series K (c)	6.38%	(a)	36,932,796
1,151,128	Morgan Stanley, Series E (c)	7.13%	(a)	32,749,592
1,440,792	Morgan Stanley, Series F (c)	6.88%	(a)	40,428,624
366,485	Morgan Stanley, Series I (c)	6.38%	(a)	9,920,749
251,168	Morgan Stanley, Series K (c)	5.85%	(a)	6,568,043
456,985	State Street Corp., Series G (c)	5.35%	(a)	12,018,706
247,106	Stifel Financial Corp., Series A	6.25%	(a)	6,474,177

				174,153,727

	Consumer Finance – 0.1%
97,133	Capital One Financial Corp., Series D	6.70%	(a)	2,574,025

	Diversified Telecommunication Services – 1.1%
869,643	Qwest Corp.	6.88%	10/01/54	18,671,235
272,893	Qwest Corp.	6.50%	09/01/56	5,567,017
638,411	Qwest Corp.	6.75%	06/15/57	13,393,863

				37,632,115

	Electric Utilities – 0.4%
146,687	PPL Capital Funding, Inc., Series B	5.90%	04/30/73	3,684,778
89,666	SCE Trust V, Series K (c)	5.45%	(a)	2,260,480
302,217	Southern (The) Co.	6.25%	10/15/75	7,863,686

				13,808,944

	Equity Real Estate Investment Trusts – 2.9%
286,401	American Homes 4 Rent, Series D	6.50%	(a)	7,334,730
817,039	American Homes 4 Rent, Series E	6.35%	(a)	20,875,346

See Notes to Portfolio of Investments

First Trust Preferred Securities and Income ETF (FPE)

Portfolio of Investments (Continued)

January 31, 2018 (Unaudited)

Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES (Continued)

	Equity Real Estate Investment Trusts (Continued)
328,569	Colony NorthStar, Inc., Series E	8.75%	(a)	$8,592,079
36,210	Colony NorthStar, Inc., Series I	7.15%	(a)	832,830
505,547	Colony NorthStar, Inc., Series J	7.13%	(a)	11,582,082
251,010	Farmland Partners, Inc., Series B, steps up 10/01/24 to 10.00% (d)	6.00%	(a)	6,450,957
285,469	Global Net Lease, Inc., Series A	7.25%	(a)	7,128,161
96,609	Taubman Centers, Inc., Series J	6.50%	(a)	2,435,996
157,626	Urstadt Biddle Properties, Inc., Series H	6.25%	(a)	3,917,006
1,102,671	VEREIT, Inc., Series F	6.70%	(a)	27,831,416

				96,980,603

	Food Products – 1.1%
591,182	CHS, Inc., Series 2 (c)	7.10%	(a)	15,985,561
611,050	CHS, Inc., Series 3 (c)	6.75%	(a)	16,107,278
221,572	CHS, Inc., Series 4	7.50%	(a)	6,084,367

				38,177,206

	Insurance – 5.4%
310,007	Aegon N.V.	6.38%	(a)	7,923,779
978,938	Aegon N.V.	8.00%	02/15/42	25,511,124
222,357	AmTrust Financial Services, Inc.	7.25%	06/15/55	5,252,072
263,045	AmTrust Financial Services, Inc.	7.50%	09/15/55	6,510,364
382,801	AmTrust Financial Services, Inc., Series E	7.75%	(a)	7,460,791
592,472	AmTrust Financial Services, Inc., Series F	6.95%	(a)	10,990,356
51,963	Aspen Insurance Holdings Ltd.	5.63%	(a)	1,282,966
877,221	Aspen Insurance Holdings Ltd. (c)	5.95%	(a)	22,913,012
133,113	Berkley (WR) Corp.	5.75%	06/01/56	3,326,494
470,462	Delphi Financial Group, Inc., 3 Mo. LIBOR + 3.19% (b) (e)	4.61%	05/15/37	11,055,857
502,948	Global Indemnity Ltd.	7.75%	08/15/45	12,830,203
422,836	Global Indemnity Ltd.	7.88%	04/15/47	10,782,318
319,093	National General Holdings Corp.	7.63%	09/15/55	7,883,193
123,991	National General Holdings Corp., Series C	7.50%	(a)	2,954,706
476,267	PartnerRe Ltd., Series H	7.25%	(a)	13,116,393
148,204	Phoenix Cos., Inc.	7.45%	01/15/32	2,778,825
924,094	Reinsurance Group of America, Inc. (c)	5.75%	06/15/56	24,858,129
215,524	Validus Holdings, Ltd., Series B	5.80%	(a)	5,431,205

				182,861,787

	Internet Software & Services – 0.5%
692,253	eBay, Inc.	6.00%	02/01/56	17,936,275

	Mortgage Real Estate Investment Trusts – 1.4%
280,260	AGNC Investment Corp., Series C (c)	7.00%	(a)	7,129,814
480,227	Annaly Capital Management, Inc., Series F (c)	6.95%	(a)	12,173,754
169,069	Invesco Mortgage Capital, Inc., Series B (c)	7.75%	(a)	4,302,806
414,413	MFA Financial, Inc.	8.00%	04/15/42	10,729,153
280,081	Two Harbors Investment Corp., Series B (c)	7.63%	(a)	7,052,440
169,600	Two Harbors Investment Corp., Series C (c)	7.25%	(a)	4,116,192
18,701	Wells Fargo Real Estate Investment Corp., Series A	6.38%	(a)	481,551

				45,985,710

	Multi-Utilities – 0.7%
415,853	Integrys Holding, Inc. (c)	6.00%	08/01/73	11,207,238
484,059	Just Energy Group, Inc., Series A (c)	8.50%	(a)	10,818,719

				22,025,957

See Notes to Portfolio of Investments

First Trust Preferred Securities and Income ETF (FPE)

Portfolio of Investments (Continued)

January 31, 2018 (Unaudited)

Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES (Continued)

	Oil, Gas & Consumable Fuels – 0.4%
489,467	NuStar Logistics L.P., 3 Mo. LIBOR + 6.73% (b)	8.46%	01/15/43	$12,417,778

	Thrifts & Mortgage Finance – 0.9%
1,133,601	New York Community Bancorp, Inc., Series A (c)	6.38%	(a)	31,729,492

	Wireless Telecommunication Services – 0.8%
249,069	United States Cellular Corp.	7.25%	12/01/63	6,249,141
848,204	United States Cellular Corp.	7.25%	12/01/64	21,145,726

				27,394,867

	Total $25 Par Preferred Securities			975,956,635

	(Cost $986,223,141)

$100 PAR PREFERRED SECURITIES – 1.1%

	Banks – 0.4%
26,100	Agribank FCB (c) (e)	6.88%	(a)	2,862,844
13,800	CoBank ACB, Series F (c) (f)	6.25%	(a)	1,473,150
23,129	CoBank ACB, Series G	6.13%	(a)	2,318,682
23,817	CoBank ACB, Series H (c)	6.20%	(a)	2,551,396
34,840	Farm Credit Bank Of Texas (c) (g)	6.75%	(a)	3,797,560

				13,003,632

	Consumer Finance – 0.7%
375,241	SLM Corp., Series B, 3 Mo. LIBOR + 1.70% (b)	3.29%	(a)	25,640,218

	Total $100 Par Preferred Securities			38,643,850

	(Cost $32,952,187)

$1,000 PAR PREFERRED SECURITIES – 2.2%

	Banks – 0.9%
20,000	Farm Credit Bank Of Texas, Series 1 (g)	10.00%	(a)	23,600,000
4,556	Sovereign Real Estate Investment Trust (g)	12.00%	(a)	5,717,780

				29,317,780

	Diversified Financial Services – 0.3%
2,500	Compeer Financial ACA (c) (g)	6.75%	(a)	2,732,656
10,000	Kinder Morgan GP, Inc., 3 Mo. LIBOR + 3.90% (b) (g)	5.33%	08/18/57	9,386,817

				12,119,473

	Insurance – 1.0%
35,333	XLIT Ltd., Series D, 3 Mo. LIBOR + 3.12% (b)	4.84%	(a)	32,948,023

	Total $1,000 Par Preferred Securities			74,385,276

	(Cost $72,273,412)

Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES – 65.8%

	Automobiles – 0.8%
$ 26,300,000	General Motors Financial Co., Inc., Series A (c)	5.75%	(a)	27,220,500

	Banks – 35.7%
15,364,000	Australia & New Zealand Banking Group Ltd. (c) (f) (h)	6.75%	(a)	17,342,115
16,600,000	Banco Bilbao Vizcaya Argentaria S.A. (c) (h)	6.13%	(a)	17,313,800
22,000,000	Banco Bilbao Vizcaya Argentaria S.A. (c) (h)	9.00%	(a)	22,341,990
4,900,000	Banco Mercantil del Norte S.A. (c) (f) (h)	6.88%	(a)	5,181,750
8,500,000	Banco Mercantil del Norte S.A. (c) (f) (h)	7.63%	(a)	9,452,000
10,600,000	Banco Mercantil del Norte S.A. (c) (f) (h)	5.75%	10/04/31	10,785,500

See Notes to Portfolio of Investments

First Trust Preferred Securities and Income ETF (FPE)

Portfolio of Investments (Continued)

January 31, 2018 (Unaudited)

Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)

	Banks (Continued)
$ 19,400,000	Banco Santander S.A. (c) (h)	6.38%	(a)	$19,867,637
8,725,000	Bank of America Corp., Series AA (c)	6.10%	(a)	9,423,000
17,000,000	Bank of America Corp., Series DD (c)	6.30%	(a)	19,082,500
10,000,000	Bank of America Corp., Series K, 3 Mo. LIBOR + 3.63% (b)	5.40%	(a)	10,146,800
14,902,000	Bank of America Corp., Series M (c)	8.13%	(a)	15,204,064
9,528,000	Bank of America Corp., Series X (c)	6.25%	(a)	10,314,060
20,000,000	Bank of America Corp., Series Z (c)	6.50%	(a)	22,400,000
566	Barclays PLC (c) (h)	6.63%	(a)	583
54,000,000	Barclays PLC (c) (h)	7.88%	(a)	59,147,388
12,161,000	BNP Paribas S.A. (c) (f) (h)	6.75%	(a)	13,133,880
35,000,000	BNP Paribas S.A. (c) (f) (h)	7.63%	(a)	38,281,250
10,498,000	BPCE S.A. (c) (f)	12.50%	(a)	12,072,700
5,797,000	BPCE S.A. (c)	12.50%	(a)	6,666,550
1,986,000	Citigroup, Inc. (c)	5.95%	(a)	2,087,783
23,000,000	Citigroup, Inc., Series O (c)	5.88%	(a)	23,833,750
9,000,000	Citigroup, Inc., Series P (c)	5.95%	(a)	9,528,750
4,000,000	Citigroup, Inc., Series Q (c)	5.95%	(a)	4,182,500
10,000,000	Citigroup, Inc., Series R (c)	6.13%	(a)	10,612,500
14,000,000	Citigroup, Inc., Series T (c)	6.25%	(a)	15,242,500
2,616,000	Citizens Financial Group, Inc. (c)	5.50%	(a)	2,693,695
19,493,000	CoBank ACB, Series I (c)	6.25%	(a)	21,309,397
6,621,000	Cooperatieve Rabobank UA (c) (f)	11.00%	(a)	7,332,758
6,850,000	Cooperatieve Rabobank UA (c)	11.00%	(a)	7,586,375
43,400,000	Credit Agricole S.A. (c) (f) (h)	7.88%	(a)	49,390,719
36,000,000	Credit Agricole S.A. (c) (f) (h)	8.13%	(a)	43,186,968
14,651,000	Credit Agricole S.A. (c) (f)	8.38%	(a)	15,932,962
6,000,000	Credit Agricole S.A. (c)	8.38%	(a)	6,525,000
15,413,000	Danske Bank A.S. (c) (h)	6.13%	(a)	16,402,669
3,600,000	DNB Bank ASA (c) (h)	5.75%	(a)	3,710,466
20,000,000	Fifth Third Bancorp (c)	5.10%	(a)	20,100,000
2,000,000	HBOS Capital Funding L.P.	6.85%	(a)	2,055,400
37,119,000	HSBC Holdings PLC (c) (h)	6.38%	(a)	39,856,526
12,700,000	HSBC Holdings PLC (c) (h)	6.88%	(a)	13,668,375
16,179,000	ING Groep N.V. (c) (h)	6.50%	(a)	17,473,320
22,500,000	ING Groep N.V. (c) (h)	6.88%	(a)	24,441,232
37,125,000	Intesa Sanpaolo S.p.A. (c) (f) (h)	7.70%	(a)	41,487,187
30,145,000	JPMorgan Chase & Co., Series I (c)	7.90%	(a)	30,597,175
10,000,000	JPMorgan Chase & Co., Series R (c)	6.00%	(a)	10,650,000
7,663,000	JPMorgan Chase & Co., Series S (c)	6.75%	(a)	8,572,981
2,000,000	JPMorgan Chase & Co., Series U (c)	6.13%	(a)	2,125,000
7,270,000	JPMorgan Chase & Co., Series X (c)	6.10%	(a)	7,765,269
4,100,000	Lloyds Bank PLC (c) (f)	12.00%	(a)	5,482,467
8,088,000	Lloyds Bank PLC (c)	12.00%	(a)	10,815,168
22,681,000	Lloyds Banking Group PLC (c) (h)	7.50%	(a)	25,657,881
6,084,000	Macquarie Bank Ltd. (c) (f) (h)	6.13%	(a)	6,327,360
7,880,000	Nordea Bank AB (c) (h)	6.13%	(a)	8,485,184
5,859,000	PNC Financial Services Group, Inc. (c)	6.75%	(a)	6,400,958
8,310,000	Royal Bank of Scotland Group PLC (c) (h)	7.50%	(a)	8,818,988
1,000,000	Royal Bank of Scotland Group PLC (c)	7.65%	(a)	1,320,000
35,300,000	Royal Bank of Scotland Group PLC (c) (h)	8.00%	(a)	40,484,864
33,750,000	Royal Bank of Scotland Group PLC (c) (h)	8.63%	(a)	37,757,812
27,200,000	Societe Generale S.A. (c) (f) (h)	7.38%	(a)	29,410,000
13,000,000	Societe Generale S.A. (c) (f) (h)	7.88%	(a)	14,722,500
20,000,000	Societe Generale S.A. (c) (h)	7.88%	(a)	22,650,000
13,000,000	Societe Generale S.A. (c) (h)	8.25%	(a)	13,558,467

See Notes to Portfolio of Investments

First Trust Preferred Securities and Income ETF (FPE)

Portfolio of Investments (Continued)

January 31, 2018 (Unaudited)

Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)

	Banks (Continued)
$ 13,100,000	Standard Chartered PLC (c)	7.01%	(a)	$16,152,300
20,000,000	Standard Chartered PLC (c) (f) (h)	7.50%	(a)	21,600,000
20,000,000	Standard Chartered PLC (c) (f) (h)	7.75%	(a)	22,050,000
10,000,000	SunTrust Banks, Inc., Series G (c)	5.05%	(a)	10,050,000
4,022,000	SunTrust Banks, Inc., Series H (c)	5.13%	(a)	3,896,111
34,750,000	UniCredit S.p.A. (c) (h)	8.00%	(a)	38,683,769
17,000,000	UniCredit S.p.A. (c) (f)	5.86%	06/19/32	18,159,638
42,877,000	Wells Fargo & Co., Series K (c)	7.98%	(a)	43,409,104
11,000,000	Wells Fargo & Co., Series U (c)	5.88%	(a)	11,978,450
7,000,000	Zions Bancorporation, Series J (c)	7.20%	(a)	7,857,500

				1,202,237,345

	Capital Markets – 3.7%
6,879,000	Aberdeen Asset Management PLC	7.00%	(a)	6,909,955
30,350,000	Credit Suisse Group AG (c) (f) (h)	7.50%	(a)	34,596,572
28,148,000	E*Trade Financial Corp., Series A (c)	5.88%	(a)	29,555,400
7,500,000	Goldman Sachs Group, Inc., Series L (c)	5.70%	(a)	7,667,775
6,845,000	Goldman Sachs Group, Inc., Series M (c)	5.38%	(a)	7,076,019
3,000,000	Natixis S.A. (c) (f)	10.00%	(a)	3,049,470
1,000,000	Natixis S.A. (c)	10.00%	(a)	1,016,490
3,000,000	UBS Group AG (c) (h)	6.88%	(a)	3,206,625
11,820,000	UBS Group AG (c) (h)	6.88%	(a)	13,178,390
10,000,000	UBS Group AG (c) (h)	7.00%	(a)	11,319,270
7,000,000	UBS Group AG (c) (h)	7.13%	(a)	7,387,611

				124,963,577

	Diversified Financial Services – 0.4%
13,971,000	Voya Financial, Inc. (c)	5.65%	05/15/53	14,879,115

	Diversified Telecommunication Services – 0.9%
11,882,000	Koninklijke KPN N.V. (c) (f)	7.00%	03/28/73	13,411,808
14,310,000	Koninklijke KPN N.V. (c)	7.00%	03/28/73	16,152,412

				29,564,220

	Electric Utilities – 4.5%
46,700,000	Emera, Inc., Series 16-A (c)	6.75%	06/15/76	53,004,500
44,235,000	Enel S.p.A. (c) (f)	8.75%	09/24/73	54,906,694
28,783,000	PPL Capital Funding, Inc., Series A, 3 Mo. LIBOR + 2.67% (b)	4.36%	03/30/67	28,639,085
14,345,000	Southern (The) Co., Series B (c)	5.50%	03/15/57	15,080,336
359,000	Southern California Edison Co., Series E (c)	6.25%	(a)	385,476

				152,016,091

	Energy Equipment & Services – 0.8%
23,397,000	Transcanada Trust, Series 16-A (c)	5.88%	08/15/76	25,537,825

	Food Products – 2.2%
7,700,000	Dairy Farmers of America, Inc. (g)	7.13%	(a)	8,508,500
17,854,000	Land O’Lakes Capital Trust I (g)	7.45%	03/15/28	20,353,560
9,720,000	Land O’Lakes, Inc. (f)	7.25%	(a)	10,837,800
31,000,000	Land O’Lakes, Inc. (f)	8.00%	(a)	35,340,000

				75,039,860

	Independent Power and Renewable Electricity Producers – 0.4%
1,500,000	AES Gener S.A. (c) (f)	8.38%	12/18/73	1,556,625
10,750,000	AES Gener S.A. (c)	8.38%	12/18/73	11,155,813

				12,712,438

See Notes to Portfolio of Investments

First Trust Preferred Securities and Income ETF (FPE)

Portfolio of Investments (Continued)

January 31, 2018 (Unaudited)

Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)

	Insurance – 7.8%
$ 7,800,000	AG Insurance S.A. (c)	6.75%	(a)	$8,114,714
5,000,000	American International Group, Inc. (c)	8.18%	05/15/58	6,812,500
20,470,000	Aquarius & Investments PLC for Swiss Reinsurance Co., Ltd. (c)	8.25%	(a)	21,096,976
600,000	Asahi Mutual Life Insurance Co. (c)	7.25%	(a)	648,215
15,709,000	Assured Guaranty Municipal Holdings, Inc. (c) (f)	6.40%	12/15/66	15,630,455
34,752,000	Catlin Insurance Co., Ltd., 3 Mo. LIBOR + 2.98% (b) (f)	4.71%	(a)	34,143,840
1,100,000	Catlin Insurance Co., Ltd., 3 Mo. LIBOR + 2.98% (b)	4.71%	(a)	1,080,750
4,200,000	CNP Assurances (c)	6.88%	(a)	4,413,045
1,100,000	CNP Assurances (c)	7.50%	(a)	1,134,050
5,000,000	Dai-ichi Life Insurance Co., Ltd. (c) (f)	4.00%	(a)	4,888,000
10,700,000	Fortegra Financial Corp. (c) (g)	8.50%	10/15/57	10,753,500
6,201,000	Friends Life Holdings PLC (c)	7.88%	(a)	6,445,164
4,020,000	Fukoku Mutual Life Insurance Co. (c)	6.50%	(a)	4,534,480
1,000,000	Hartford Financial Services Group (The), Inc. (c)	8.13%	06/15/38	1,021,250
5,500,000	Hartford Financial Services Group (The), Inc., 3 Mo. LIBOR + 2.13% (b) (f)	3.54%	02/12/47	5,389,450
22,202,000	La Mondiale SAM (c)	7.63%	(a)	23,385,145
16,099,000	Liberty Mutual Group, Inc. (c) (f)	7.80%	03/15/37	20,405,482
465,000	Liberty Mutual Group, Inc. (c) (f)	10.75%	06/15/58	742,838
5,260,000	Liberty Mutual Group, Inc., 3 Mo. LIBOR + 2.91% (b) (f)	4.49%	03/15/37	5,181,100
9,000,000	MetLife, Inc. (f)	9.25%	04/08/38	13,241,250
20,940,000	Mitsui Sumitomo Insurance Co., Ltd. (c) (f)	7.00%	03/15/72	23,583,675
1,100,000	Nationwide Financial Services, Inc.	6.75%	05/15/37	1,232,000
4,435,000	Prudential Financial, Inc. (c)	5.63%	06/15/43	4,829,493
15,000,000	QBE Insurance Group, Ltd. (c) (f)	7.50%	11/24/43	17,306,250
19,299,000	QBE Insurance Group, Ltd. (c)	6.75%	12/02/44	21,769,272
3,655,000	Sumitomo Life Insurance Co. (c) (f)	6.50%	09/20/73	4,098,169

				261,881,063

	Metals & Mining – 1.7%
9,500,000	BHP Billiton Finance USA Ltd. (c) (f)	6.25%	10/19/75	10,229,125
40,373,000	BHP Billiton Finance USA Ltd. (c) (f)	6.75%	10/19/75	47,115,291

				57,344,416

	Oil, Gas & Consumable Fuels – 5.7%
17,840,000	Andeavor Logistics L.P., Series A (c)	6.88%	(a)	18,478,940
11,000,000	DCP Midstream L.P., Series A (c)	7.38%	(a)	11,330,000
54,598,441	Enbridge Energy Partners L.P., 3 Mo. LIBOR + 3.80% (b)	5.49%	10/01/37	54,803,185
29,167,000	Enbridge, Inc. (c)	5.50%	07/15/77	29,241,959
13,238,000	Enbridge, Inc., Series 16-A (c)	6.00%	01/15/77	13,966,090
29,460,000	Energy Transfer L.P., 3 Mo. LIBOR + 3.02% (b)	4.39%	11/01/66	26,514,000
11,900,000	Energy Transfer Partners L.P., Series B (c)	6.63%	(a)	11,921,420
26,118,594	Enterprise Products Operating LLC, Series A, 3 Mo. LIBOR + 3.71% (b)	5.08%	08/01/66	26,190,420

				192,446,014

	Transportation Infrastructure – 1.2%
35,766,000	AerCap Global Aviation Trust (c) (f)	6.50%	06/15/45	39,163,770

	Total Capital Preferred Securities			2,215,006,234

	(Cost $2,154,846,996)

See Notes to Portfolio of Investments

First Trust Preferred Securities and Income ETF (FPE)

Portfolio of Investments (Continued)

January 31, 2018 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES – 0.4%

	Insurance – 0.4%
$ 14,000,000	AmTrust Financial Services, Inc.	6.13%	08/15/23	$13,649,637

	(Cost $13,962,519)

	Total Investments – 98.5%			3,317,641,632
	(Cost $3,260,258,255) (i)
	Net Other Assets and Liabilities – 1.5%			51,323,826

	Net Assets – 100.0%			$3,368,965,458

(a)	Perpetual maturity.
(b)	Floating or variable rate security.
(c)	Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at January 31, 2018. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.
(d)	Step-up security. A security where the coupon increases or steps up at a predetermined date.
(e)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by Stonebridge Advisors LLC, the Fund’s sub-advisor (the “Sub-Advisor”).
(f)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by the Sub-Advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At January 31, 2018, securities noted as such amounted to $777,622,568 or 23.1% of net assets.
(g)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers (see Note 2C - Restricted Securities in the Notes to Portfolio of Investments).
(h)	This security is a contingent convertible capital security which may be subject to conversion into common stock of the issuer under certain circumstances. At January 31, 2018, securities noted as such amounted to $822,360,648 or 24.4% of net assets. Of these securities, 3.1% originated in emerging markets, and 96.9% originated in foreign markets.
(i)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of January 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $91,238,468 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $33,855,091. The net unrealized appreciation was $57,383,377.

LIBOR     London Interbank Offered Rate

See Notes to Portfolio of Investments

First Trust Preferred Securities and Income ETF (FPE)

Portfolio of Investments (Continued)

January 31, 2018 (Unaudited)

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of January 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

			Level 2	Level 3
	Total	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	1/31/2018	Prices	Inputs	Inputs

$25 Par Preferred Securities:
Insurance	$182,861,787	$169,027,105	$13,834,682	$ —
Multi-Utilities	22,025,957	10,818,719	11,207,238	—
Other industry categories*	771,068,891	771,068,891	—	—

Total $25 Par Preferred Securities	975,956,635	950,914,715	25,041,920	—
$100 Par Preferred Securities:
Banks	13,003,632	—	13,003,632	—
Consumer Finance	25,640,218	25,640,218	—	—

Total $100 Par Preferred Securities	38,643,850	25,640,218	13,003,632	—
$1,000 Par Preferred Securities*	74,385,276	—	74,385,276	—
Capital Preferred Securities*	2,215,006,234	—	2,215,006,234	—
Corporate Bonds and Notes*	13,649,637	—	13,649,637	—

Total Investments	$3,317,641,632	$976,554,933	$2,341,086,699	$ —

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at January 31, 2018.

See Notes to Portfolio of Investments

Notes to Portfolio of Investments

First Trust Preferred Securities and Income ETF (FPE)

January 31, 2018 (Unaudited)

1. Organization

First Trust Exchange-Traded Fund III (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on January 9, 2008, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Trust consists of thirteen funds that are currently offering shares. This report covers the First Trust Preferred Securities and Income ETF (the “Fund”), a non-diversified series of the Trust, which trades under the ticker FPE on the NYSE Arca, Inc.

The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.”

2. Valuation and Investment Practices

A. Portfolio Valuation

The Fund’s net asset value (“NAV”) is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund’s NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund’s investments are valued as follows:

Preferred stocks and other equity securities listed on any national or foreign exchange (excluding The Nasdaq Stock Market LLC (“Nasdaq”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

Bonds, notes, capital preferred securities, and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by a third-party pricing service approved by the Trust’s Board of Trustees, which may use the following valuation inputs when available:

1) benchmark yields;

2) reported trades;

3) broker/dealer quotes;

4) issuer spreads;

5) benchmark securities;

6) bids and offers; and

7) reference data including market research publications.

Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor’s Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:

1) the credit conditions in the relevant market and changes thereto;

2) the liquidity conditions in the relevant market and changes thereto;

Notes to Portfolio of Investments (Continued)

First Trust Preferred Securities and Income ETF (FPE)

January 31, 2018 (Unaudited)

3) the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);

4) issuer-specific conditions (such as significant credit deterioration); and

5) any other market-based data the Advisor’s Pricing Committee considers relevant. In this regard, the Advisor’s Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended (the “1933 Act”)) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

1) the type of security;

2) the size of the holding;

3) the initial cost of the security;

4) transactions in comparable securities;

5) price quotes from dealers and/or third-party pricing services;

6) relationships among various securities;

7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

8) an analysis of the issuer’s financial statements; and

9) the existence of merger proposals or tender offers that might affect the value of the security.

If the securities in question are foreign securities, the following additional information may be considered:

1) the value of similar foreign securities traded on other foreign markets;

2) ADR trading of similar securities;

3) closed-end fund trading of similar securities;

4) foreign currency exchange activity;

5) the trading prices of financial products that are tied to baskets of foreign securities;

6) factors relating to the event that precipitated the pricing problem;

7) whether the event is likely to recur; and

8) whether the effects of the event are isolated or whether they affect entire markets, countries or regions.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

o	Quoted prices for similar investments in active markets.
o	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

Notes to Portfolio of Investments (Continued)

First Trust Preferred Securities and Income ETF (FPE)

January 31, 2018 (Unaudited)

•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of January 31, 2018, is included with the Fund’s Portfolio of Investments.

B. Securities Transactions and Investment Income

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

C. Restricted Securities

The Fund invests in restricted securities, which are securities that may not be offered for public sale without first being registered under the 1933 Act. Prior to registration, restricted securities may only be resold in transactions exempt from registration under Rule 144A under the 1933 Act, normally to qualified institutional buyers. As of January 31, 2018, the Fund held restricted securities as shown in the following table that Stonebridge Advisors LLC, the Sub-advisor, has deemed illiquid pursuant to procedures adopted by the Trust’s Board of Trustees. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security-specific factors and assumptions, which require subjective judgment. The Fund does not have the right to demand that such securities be registered. These securities are valued according to the valuation procedures as stated in the Portfolio Valuation note (Note 2A) and are not expressed as a discount to the carrying value of a comparable unrestricted security. There are no unrestricted securities with the same maturity dates and yields for these issuers.

						% of
	Acquisition	Principal		Carrying		Net
Security	Date	Values/Shares	Price	Cost	Value	Assets

Compeer Financial ACA, 6.75%	7/31/15	2,500	$1,093.06	$2,631,250	$2,732,656	0.08%
Dairy Farmers of America, Inc., 7.13%	9/15/16-8/10/17	$7,700,000	110.50	7,898,000	8,508,500	0.25
Farm Credit Bank Of Texas, 6.75%	12/8/15-5/11/17	34,840	109.00	3,613,780	3,797,560	0.11
Farm Credit Bank Of Texas, Series 1, 10.00%	1/30/15-6/5/17	20,000	1,180.00	24,649,650	23,600,000	0.70
Fortegra Financial Corp., 8.50%, 10/15/57	10/12/17	$10,700,000	100.50	10,700,000	10,753,500	0.32
Kinder Morgan GP, Inc., 5.33%, 8/18/57	3/31/17-10/16/17	10,000	938.68	9,215,000	9,386,817	0.28
Land O’Lakes Capital Trust I, 7.45%, 3/15/28	3/2/15-7/7/17	$17,854,000	114.00	19,879,674	20,353,560	0.61
Sovereign Real Estate Investment Trust, 12.00%	5/12/14-3/22/16	4,556	1,255.00	5,906,010	5,717,780	0.17

				$84,493,364	$84,850,373	2.52%

First Trust Institutional Preferred Securities and Income ETF (FPEI)

Portfolio of Investments

January 31, 2018 (Unaudited)

Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES – 96.5%
	Automobiles – 2.6%
$1,500,000	General Motors Financial Co., Inc., Series A (a)	5.75%	(b)	$1,552,500

	Banks – 44.6%
400,000	Banco Bilbao Vizcaya Argentaria S.A. (a) (c)	6.13%	(b)	417,200
1,200,000	Banco Santander S.A. (a) (c)	6.38%	(b)	1,228,926
400,000	Bank of America Corp., Series AA (a)	6.10%	(b)	432,000
400,000	Bank of America Corp., Series DD (a)	6.30%	(b)	449,000
600,000	Bank of America Corp., Series M (a)	8.13%	(b)	612,162
800,000	Bank of America Corp., Series X (a)	6.25%	(b)	866,000
1,050,000	Barclays PLC (a) (c)	7.88%	(b)	1,150,088
200,000	BNP Paribas S.A. (a) (c) (d)	6.75%	(b)	216,000
650,000	BNP Paribas S.A. (a) (c) (d)	7.63%	(b)	710,937
1,050,000	Citigroup, Inc., Series O (a)	5.88%	(b)	1,088,062
1,200,000	Citigroup, Inc., Series P (a)	5.95%	(b)	1,270,500
223,000	CoBank ACB, Series I (a)	6.25%	(b)	243,780
1,200,000	Credit Agricole S.A. (a) (c) (d)	7.88%	(b)	1,365,642
400,000	Credit Agricole S.A. (a) (c) (d)	8.13%	(b)	479,855
700,000	Danske Bank A.S. (a) (c)	6.13%	(b)	744,947
300,000	DNB Bank ASA (a) (c)	5.75%	(b)	309,206
1,050,000	HSBC Holdings PLC (a) (c)	6.38%	(b)	1,127,437
300,000	HSBC Holdings PLC (a) (c)	6.88%	(b)	322,875
1,200,000	ING Groep N.V. (a) (c)	6.50%	(b)	1,296,000
600,000	Intesa Sanpaolo S.p.A. (a) (c) (d)	7.70%	(b)	670,500
700,000	JPMorgan Chase & Co., Series I (a)	7.90%	(b)	710,500
1,100,000	JPMorgan Chase & Co., Series R (a)	6.00%	(b)	1,171,500
250,000	JPMorgan Chase & Co., Series S (a)	6.75%	(b)	279,688
300,000	JPMorgan Chase & Co., Series X (a)	6.10%	(b)	320,438
1,100,000	Lloyds Banking Group PLC (a) (c)	7.50%	(b)	1,244,375
600,000	Nordea Bank AB (a) (c)	6.13%	(b)	646,080
1,300,000	Royal Bank of Scotland Group PLC (a) (c)	8.00%	(b)	1,490,944
400,000	Royal Bank of Scotland Group PLC (a) (c)	8.63%	(b)	447,500
320,000	Societe Generale S.A. (a) (c) (d)	7.38%	(b)	346,000
650,000	Societe Generale S.A. (a) (c) (d)	7.88%	(b)	736,125
300,000	Standard Chartered PLC (a)	7.01%	(b)	369,900
400,000	Standard Chartered PLC (a) (c) (d)	7.50%	(b)	432,000
400,000	Standard Chartered PLC (a) (c) (d)	7.75%	(b)	441,000
1,100,000	UniCredit S.p.A. (a) (c)	8.00%	(b)	1,224,522
200,000	Wells Fargo & Co., Series K (a)	7.98%	(b)	202,482
1,650,000	Wells Fargo & Co., Series U (a)	5.88%	(b)	1,796,767

				26,860,938

	Capital Markets – 9.8%
500,000	Credit Suisse Group AG (a) (c) (d)	7.50%	(b)	569,960
500,000	Credit Suisse Group AG (a) (c)	7.50%	(b)	569,960
1,600,000	E*Trade Financial Corp., Series A (a)	5.88%	(b)	1,680,000
1,500,000	Goldman Sachs Group, Inc., Series M (a)	5.38%	(b)	1,550,625
1,475,000	Morgan Stanley, Series J (a)	5.55%	(b)	1,526,625

				5,897,170

	Diversified Financial Services – 1.3%
700,000	Voya Financial, Inc. (a)	5.65%	05/15/53	745,500

	Diversified Telecommunication Services – 0.8%
400,000	Koninklijke KPN N.V. (a)	7.00%	03/28/73	451,500

See Notes to Portfolio of Investments

First Trust Institutional Preferred Securities and Income ETF (FPEI)

Portfolio of Investments (Continued)

January 31, 2018 (Unaudited)

Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Electric Utilities – 4.4%
$1,100,000	Emera, Inc., Series 16-A (a)	6.75%	06/15/76	$1,248,500
800,000	Enel S.p.A. (a) (d)	8.75%	09/24/73	993,000
400,000	Southern (The) Co., Series B (a)	5.50%	03/15/57	420,504

				2,662,004

	Energy Equipment & Services – 1.6%
895,000	Transcanada Trust, Series 16-A (a)	5.88%	08/15/76	976,892

	Food Products – 1.9%
1,000,000	Land O’Lakes, Inc. (d)	7.25%	(b)	1,115,000

	Independent Power and Renewable Electricity Producers – 0.7%
425,000	AES Gener S.A. (a)	8.38%	12/18/73	441,044

	Insurance – 16.3%
265,000	American International Group, Inc. (a)	8.18%	05/15/58	361,063
200,000	Asahi Mutual Life Insurance Co. (a)	7.25%	(b)	216,072
400,000	Assured Guaranty Municipal Holdings, Inc. (a) (d)	6.40%	12/15/66	398,000
1,100,000	Catlin Insurance Co., Ltd., 3 Mo. LIBOR + 2.98% (d) (e)	4.71%	(b)	1,080,750
600,000	Fukoku Mutual Life Insurance Co. (a)	6.50%	(b)	676,788
1,121,000	Liberty Mutual Group, Inc. (d)	7.80%	03/15/37	1,420,867
400,000	Liberty Mutual Group, Inc. (a) (d)	10.75%	06/15/58	639,000
1,700,000	Mitsui Sumitomo Insurance Co., Ltd. (a) (d)	7.00%	03/15/72	1,914,625
255,000	Provident Financing Trust I	7.41%	03/15/38	292,638
1,500,000	QBE Insurance Group, Ltd. (a)	6.75%	12/02/44	1,692,000
1,000,000	Sumitomo Life Insurance Co. (a) (d)	6.50%	09/20/73	1,121,250

				9,813,053

	Metals & Mining – 2.9%
1,500,000	BHP Billiton Finance USA Ltd. (a) (d)	6.75%	10/19/75	1,750,500

	Oil, Gas & Consumable Fuels – 7.8%
180,000	Andeavor Logistics L.P., Series A (a)	6.88%	(b)	186,447
400,000	DCP Midstream L.P., Series A (a)	7.38%	(b)	412,000
1,500,000	Enbridge Energy Partners L.P., 3 Mo. LIBOR + 3.80% (e)	5.49%	10/01/37	1,505,625
900,000	Enbridge, Inc., Series 16-A (a)	6.00%	01/15/77	949,500
500,000	Energy Transfer L.P., 3 Mo. LIBOR + 3.02% (e)	4.39%	11/01/66	450,000
200,000	Energy Transfer Partners L.P., Series B (a)	6.63%	(b)	200,360
1,000,000	Enterprise Products Operating LLC, Series A, 3 Mo. LIBOR + 3.71% (e)	5.08%	08/01/66	1,002,750

				4,706,682

	Transportation Infrastructure – 1.8%
1,000,000	AerCap Global Aviation Trust (a) (d)	6.50%	06/15/45	1,095,000

	Total Capital Preferred Securities			58,067,783

	(Cost $58,121,056)

See Notes to Portfolio of Investments

First Trust Institutional Preferred Securities and Income ETF (FPEI)

Portfolio of Investments (Continued)

January 31, 2018 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES – 0.3%
	Insurance – 0.3%
$ 200,000	AmTrust Financial Services, Inc.	6.13%	08/15/23	$194,995

	(Cost $198,590)

	Total Investments – 96.8%			58,262,778
	(Cost $58,319,646) (f)
	Net Other Assets and Liabilities – 3.2%			1,929,926

	Net Assets – 100.0%			$60,192,704

(a)	Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at January 31, 2018. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.
(b)	Perpetual maturity.
(c)	This security is a contingent convertible capital security which may be subject to conversion into common stock of the issuer under certain circumstances. At January 31, 2018, securities noted as such amounted to $18,188,080 or 30.2% of net assets. Of these securities, 0.0% originated in emerging markets, and 100.0% originated in foreign markets.
(d)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by Stonebridge Advisors LLC, the Fund’s sub-advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At January 31, 2018, securities noted as such amounted to $17,496,011 or 29.1% of net assets.
(e)	Floating or variable rate security.
(f)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of January 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $234,253 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $291,121. The net unrealized depreciation was $56,868.

LIBOR	London Interbank Offered Rate

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of January 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

	Total Value at 1/31/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs

Capital Preferred Securities*	$58,067,783	$ —	$58,067,783	$ —
Corporate Bonds and Notes*	194,995	—	194,995	—

Total Investments	$58,262,778	$ —	$58,262,778	$ —

*	See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at January 31, 2018.

See Notes to Portfolio of Investments

Notes to Portfolio of Investments

First Trust Institutional Preferred Securities and Income ETF (FPEI)

January 31, 2018 (Unaudited)

1. Organization

First Trust Exchange-Traded Fund III (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on January 9, 2008, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Trust consists of thirteen funds that are currently offering shares. This report covers the First Trust Institutional Preferred Securities and Income ETF (the “Fund”), a non-diversified series of the Trust, which trades under the ticker FPEI on the NYSE Arca, Inc.

The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.”

2. Valuation and Investment Practices

A. Portfolio Valuation

The net asset value (“NAV”) is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund’s investments are valued as follows:

Preferred stocks and other equity securities listed on any national or foreign exchange (excluding The Nasdaq Stock Market LLC (“Nasdaq”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

Bonds, notes, capital preferred securities, and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by a third-party pricing service approved by the Trust’s Board of Trustees, which may use the following valuation inputs when available:

1)	benchmark yields;
2)	reported trades;
3)	broker/dealer quotes;
4)	issuer spreads;
5)	benchmark securities;
6)	bids and offers; and
7)	reference data including market research publications.

Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor’s Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:

1)	the credit conditions in the relevant market and changes thereto;

Notes to Portfolio of Investments (Continued)

First Trust Institutional Preferred Securities and Income ETF (FPEI)

January 31, 2018 (Unaudited)

2)	the liquidity conditions in the relevant market and changes thereto;
3)	the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);
4)	issuer-specific conditions (such as significant credit deterioration); and
5)	any other market-based data the Advisor’s Pricing Committee considers relevant. In this regard, the Advisor’s Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

1)	the type of security;
2)	the size of the holding;
3)	the initial cost of the security;
4)	transactions in comparable securities;
5)	price quotes from dealers and/or third-party pricing services;
6)	relationships among various securities;
7)	information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
8)	an analysis of the issuer’s financial statements; and
9)	the existence of merger proposals or tender offers that might affect the value of the security.

If the securities in question are foreign securities, the following additional information may be considered:

1)	the value of similar foreign securities traded on other foreign markets;
2)	ADR trading of similar securities;
3)	closed-end fund trading of similar securities;
4)	foreign currency exchange activity;
5)	the trading prices of financial products that are tied to baskets of foreign securities;
6)	factors relating to the event that precipitated the pricing problem;
7)	whether the event is likely to recur; and
8)	whether the effects of the event are isolated or whether they affect entire markets, countries or regions.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

o	Quoted prices for similar investments in active markets.

o	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

o	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

o	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

Notes to Portfolio of Investments (Continued)

First Trust Institutional Preferred Securities and Income ETF (FPEI)

January 31, 2018 (Unaudited)

•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of January 31, 2018, is included with the Fund’s Portfolio of Investments.

B. Securities Transactions

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

First Trust Managed Municipal ETF (FMB)

Portfolio of Investments

January 31, 2018 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS – 90.3%
	Alabama – 0.4%
$ 500,000	AL St Port Auth Docks Facs Rev Ref Docks Facs Rev, Ser A, AGM, AMT	5.00%	10/01/25	$ 570,935
600,000	Mobile AL Impt Dist Sales Tax Rev Mcgowin Park Proj, Ser A	5.00%	08/01/25	619,062

				1,189,997

	Arizona – 1.4%
375,000	AZ St Indl Dev Auth Edu Rev Ref Basis Sch Projs, Ser D (a)	5.00%	07/01/37	393,356
250,000	AZ St Indl Dev Auth Edu Rev Ref Basis Schs Projs, Ser A (a)	4.00%	07/01/21	255,115
300,000	AZ St Indl Dev Auth Edu Rev Ref Basis Schs Projs, Ser A (a)	5.00%	07/01/26	326,610
200,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Greathearts Arizona Projs, Ser C	5.00%	07/01/25	228,406
500,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Ref Horizon Cmnty Learning Ctr Proj	5.00%	07/01/35	507,480
500,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Ref Paradise Schs Projs Paragon Mgmt Inc (a)	4.00%	07/01/26	504,975
500,000	Phoenix AZ Indl Dev Auth Edu Rev Fac Legacy Traditional Schs Projs, Ser A (a)	4.00%	07/01/26	501,400
510,000	Pima Cnty AZ Indl Dev Auth Edu Rev Fac American Leadership Academy Proj (a)	4.00%	06/15/22	517,956
450,000	Pima Cnty AZ Indl Dev Auth Edu Rev Ref Fac American Leadership Academy Proj (a)	4.60%	06/15/25	466,195
500,000	Tempe AZ Indl Dev Auth Rev Mirabella at ASU Proj, Ser A (a)	6.00%	10/01/37	513,975
275,000	Yavapai Cnty AZ Indl Dev Auth Hosp Fac Ref Yavapai Regl Med Ctr	5.00%	08/01/23	310,404

				4,525,872

	California – 8.5%
320,000	Abag CA Fin Auth For Nonprofit Corps Ref Episcopal Sr Cmntys, Ser B	5.00%	07/01/23	364,278
275,000	CA Pub Fin Auth Rev Ref Henry Mayo Newhall Hosp	5.00%	10/15/29	310,989
1,000,000	CA Sch Fin Auth Sch Fac Rev Alliance Clg Ready Pub Schs Proj, Ser C	4.50%	07/01/26	1,096,650
455,000	CA Sch Fin Auth Sch Fac Rev Ref Hlth Learning Proj, Ser A (a)	4.00%	07/01/26	476,854
800,000	CA Sch Fin Auth Sch Fac Rev Ref Hlth Learning Proj, Ser A (a)	5.00%	07/01/32	891,848
700,000	CA St Muni Fin Auth Chrt Sch Rev Palmdale Aerospace Academy Proj (a)	4.00%	07/01/26	699,979
200,000	CA St Muni Fin Auth Rev Channing House Proj, Ser B	5.00%	05/15/37	235,272
125,000	CA St Muni Fin Auth Rev Ref Eisenhower Med Ctr, Ser A	5.00%	07/01/29	145,926
1,000,000	CA St Ref	5.00%	08/01/26	1,207,320
500,000	CA St Ref, Ser C	5.00%	09/01/32	583,945
500,000	CA St Sch Fin Auth Chrt Sch Rev Summit Pub Schs (a)	5.00%	06/01/37	547,560
550,000	CA Stwd Cmntys Dev Auth Rev Loma Linda Univ Med Ctr, Ser A (a)	5.00%	12/01/36	593,461
800,000	CA Stwd Cmntys Dev Auth Rev Ref CA Baptist Univ, Ser A (a)	3.00%	11/01/22	801,072
500,000	CA Stwd Cmntys Dev Auth Rev Ref CA Baptist Univ, Ser A (a)	5.00%	11/01/32	553,620
100,000	CA Stwd Cmntys Dev Auth Rev Ref Front Porch Cmntys & Svcs, Ser A	5.00%	04/01/30	115,483
500,000	CA Stwd Cmntys Dev Auth Rev Ref Lancer Eductnl Student Hsg Proj, Ser A (b)	4.00%	06/01/21	513,375
1,000,000	Cathedral City CA Redev Agy Successor Agy Tax Allocation Rev Ref Hsg Merged Redev Proj Area, Ser B, AGM	5.00%	08/01/32	1,129,230
1,160,000	Etiwanda CA Sch Dist Cmnty Facs Dist #9 Spl Tax Ref	5.00%	09/01/35	1,303,828
500,000	Foothill-De Anza CA Cmnty Clg Dist Ref, COPS	5.00%	04/01/32	573,630
1,050,000	Fresno CA Arpt Rev Ref, Ser B, BAM, AMT	5.13%	07/01/30	1,163,474

See Notes to Portfolio of Investments

First Trust Managed Municipal ETF (FMB)

Portfolio of Investments (Continued)

January 31, 2018 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$ 1,360,000	Hawthorne CA Cmnty Redev Agy Successor Agy Tax Allocation Ref Sub, AGM	5.00%	09/01/32	$ 1,573,098
1,015,000	Kaweah CA Delta Hlth Care Dist Rev, Ser B	5.00%	06/01/40	1,107,994
210,000	La Verne CA Ref Brethren Hillcrest Homes, COPS	5.00%	05/15/22	234,100
835,000	Live Oak CA Sch Dist Santa Cruz Cnty Ref	5.00%	08/01/30	980,649
45,000	Long Beach CA Bond Fin Auth Nat Gas Purchase Rev, Ser A	5.25%	11/15/23	51,678
1,500,000	Los Angeles CA Dept of Wtr & Pwr Wtrwks Rev Ref, Ser B	5.00%	07/01/36	1,738,530
325,000	Menifee CA Union Sch Dist Pub Fing Auth Spl Tax Rev Ref, Ser A	5.00%	09/01/28	377,377
1,110,000	Montebello CA Pub Fing Auth Rev Montebello Home2 Suites Hilton Hotel Proj, Ser A	5.00%	06/01/32	1,248,994
560,000	River Islands CA Pub Fing Auth Spl Tax Ref Cmnty Facs Dist #2003-1	5.38%	09/01/31	601,502
350,000	San Diego Cnty CA Limited Rev Obligs Ref Sanford Burnham Prebys Med Discovery Institute, Ser A	5.00%	11/01/25	413,973
600,000	San Diego Cnty CA Limited Rev Obligs Ref Sanford Burnham Prebys Med Discovery Institute, Ser A	5.00%	11/01/26	703,644
945,000	San Diego Cnty CA Regl Arpt Auth Sr, Ser B, AMT	5.00%	07/01/30	1,060,857
775,000	San Diego Cnty CA Regl Arpt Auth Sub Rev, Ser B, AMT	5.00%	07/01/31	904,743
1,250,000	San Diego Cnty CA Regl Transprtn Commission, Ser A	5.00%	04/01/35	1,475,388
785,000	San Francisco CA City & Cnty Arpts Commission Intl Arpt Rev Ref, Ser D, AMT	5.00%	05/01/25	919,997
280,000	San Francisco City & Cnty CA Redev Agy Successor Agy Tax Ref Mission Bay N Redev Proj, Ser A	5.00%	08/01/35	320,600

				27,020,918

	Colorado – 5.2%
835,000	Amber Creek Met Dist CO Ref, Ser A (c)	5.00%	12/01/37	832,862
500,000	Base Vlg Met Dist #2 CO Ref, Ser A (c)	5.50%	12/01/36	511,665
1,000,000	Canyons Met Dist #5 CO Ref, Ser A (c)	6.00%	12/01/37	1,010,470
500,000	Castle Oaks CO Met Dist #3 Ref (c)	5.00%	12/01/37	503,480
500,000	Centerra CO Met Dist #1 Spl Rev Dist #1 (b)	5.00%	12/01/22	548,410
1,000,000	Centerra CO Met Dist #1 Spl Rev Dist #1 (b)	5.00%	12/01/29	1,083,970
300,000	CO St Hlth Facs Auth Hosp Rev Ref Frasier Meadows Retmnt Cmnty Proj, Ser A	5.00%	05/15/25	334,833
350,000	CO St Hlth Facs Auth Hosp Rev Ref Frasier Meadows Retmnt Cmnty Proj, Ser A	5.00%	05/15/26	392,273
605,000	CO St Hlth Facs Auth Rev Ref Covenant Retmnt Cmntys, Ser A	5.00%	12/01/27	663,576
525,000	CO St Hlth Facs Auth Rev Ref Covenant Retmnt Cmntys, Ser A	5.00%	12/01/33	562,832
150,000	Conservatory Met Dist CO Arapahoe Cnty Ref, BAM	5.00%	12/01/24	174,021
245,000	Conservatory Met Dist CO Arapahoe Cnty Ref, BAM	5.00%	12/01/25	286,787
500,000	Copperleaf CO Met Dist #2 Ref (c)	5.25%	12/01/30	527,135
1,000,000	Denver City & Cnty CO Arpt Rev Ref, Ser A, AMT	5.00%	11/15/28	1,174,040
2,000,000	Denver City & Cnty CO Arpt Rev Ref, Ser A, AMT	5.00%	11/15/30	2,324,060
90,000	Denver CO Convention Ctr Hotel Auth Rev Ref Sr	5.00%	12/01/24	105,090
55,000	E-470 CO Pub Highway Auth Capital Appreciation Sr, Ser B, NATL-RE	(d)	09/01/22	49,284
250,000	Harvest Junction CO Met Dist Ref & Impt	5.00%	12/01/30	260,870
100,000	Lorson Ranch Met Dist #2 CO	4.00%	12/01/24	109,231
170,000	Lorson Ranch Met Dist #2 CO	5.00%	12/01/27	194,354
30,000	Park Creek CO Met Dist Rev Sr, Ser A, NATL-RE	5.00%	12/01/24	34,641
500,000	Parker Homestead Met Dist CO Ref (c)	5.63%	12/01/44	529,415
1,000,000	Prairie Ctr CO Met Dist #3 Ltd Property Tax Supported Pri Ref, Ser A (b)	4.13%	12/15/27	1,012,330
160,000	Pub Auth for CO St Energy Nat Gas Purchase Rev	6.13%	11/15/23	191,248

See Notes to Portfolio of Investments

First Trust Managed Municipal ETF (FMB)

Portfolio of Investments (Continued)

January 31, 2018 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Colorado (Continued)
$ 750,000	Sierra Ridge Met Dist No 2 CO Sr, Ser A (c)	4.50%	12/01/31	$ 739,328
500,000	Southglenn CO Met Dist Spl Rev Ref (c)	5.00%	12/01/30	521,695
1,000,000	St Vrain Lakes Met Dist No 2 Sr, Ser A (c)	5.00%	12/01/37	997,410
165,000	Sterling Hills CO W Met Dist Ref	5.00%	12/01/26	186,059
500,000	Whispering Pines Met Dist #1 CO, Ser A (c)	5.00%	12/01/37	506,105

				16,367,474

	Connecticut – 0.2%
550,000	CT St Spl Tax Oblig Rev Transptrn Infrastructure, Ser A	5.00%	09/01/28	620,483

	District of Columbia – 0.7%
2,000,000	Washington DC Met Area Transit Auth Gross Rev, Ser B	5.00%	07/01/37	2,329,460

	Florida – 6.8%
80,000	Alachua Cnty FL Hlth Facs Auth Shands Teaching Hosp & Clinics, Ser A	5.00%	12/01/26	90,825
175,000	Belle Isle FL Chrt Sch Lease Rev Cornerstone Chrt Academy & Cornerstone Chrt High Sch	5.50%	10/01/22	184,149
300,000	Bexley CDD FL Spl Assmnt Rev	4.10%	05/01/26	303,678
210,000	Bonterra Cmnty Dev Dist FL Spl Assmnt Sr, Ser A-1	3.13%	05/01/26	205,277
500,000	Brookstone CDD FL Spl Assmnt Rev CDD (a)	3.88%	11/01/23	499,215
605,000	Broward Cnty FL Fuel Sys Rev Ft Lauderdale Fuel Facs, Ser A, AGM, AMT	5.00%	04/01/22	668,731
330,000	Capital Trust Agy FL Eductnl Facs Rev Viera Chrt Schs Inc Proj, Ser A (a)	4.00%	10/15/29	320,955
250,000	Capital Trust Agy FL Eductnl Facs Rev Viera Chrt Schs Inc Proj, Ser A (a)	5.00%	10/15/37	251,895
250,000	Citizens Property Insurance Corp FL, Ser A-1	5.00%	06/01/22	278,593
25,000	Escambia Cnty FL Hlth Facs Auth Baptist Hosp Inc Proj, Ser A	5.00%	08/15/19	26,214
280,000	Escambia Cnty FL Hlth Facs Auth Baptist Hosp Inc Proj, Ser A	5.50%	08/15/24	303,797
595,000	Harmony FL CDD Capital Impt Rev Ref, Ser 2015	4.75%	05/01/25	601,134
370,000	Heritage Harbour FL N CDD Capital Impt Rev Ref Sr Lien, Ser A-1, AGM	5.00%	05/01/25	415,810
125,000	Hollywood FL Cmnty Redev Agy Redev Rev Ref	5.00%	03/01/23	139,126
1,000,000	Jacksonville FL Hlth Care Facs Rev Ref Baptist Hlth	5.00%	08/15/35	1,153,130
1,500,000	Jacksonville FL Spl Rev Ref Spl Rev, Ser A	5.00%	10/01/31	1,742,235
1,080,000	Lakeland FL Hosp Sys Rev Lakeland Regl Hlth	5.00%	11/15/33	1,204,664
1,400,000	Mediterra FL S CDD Capital Impt Rev Ref	5.10%	05/01/31	1,508,248
500,000	Miami FL Hlth Facs Auth Ref Miami Jewish Hlth Sys Oblig Grp	5.00%	07/01/23	558,350
520,000	Miami FL Hlth Facs Auth Ref Miami Jewish Hlth Sys Oblig Grp	5.00%	07/01/25	589,758
500,000	Miami FL Spl Oblig Ref (a)	5.00%	03/01/30	559,030
375,000	Miami World Ctr CDD FL Spl Assmnt	4.00%	11/01/23	384,135
275,000	Miami World Ctr CDD FL Spl Assmnt	4.75%	11/01/27	287,768
515,000	Miami-Dade Cnty FL Aviation Rev Ref, Ser A, AMT	5.00%	10/01/27	570,136
445,000	Miami-Dade Cnty FL Indl Dev Auth Doral Academy Proj	5.00%	01/15/25	488,463
550,000	Miami-Dade Cnty FL Indl Dev Auth Doral Academy Proj	5.00%	01/15/32	595,254
1,210,000	Miami-Dade Cnty FL Indl Dev Auth Doral Academy Proj	5.00%	01/15/37	1,291,106
1,080,000	Miami-Dade Cnty FL Spl Oblig Sub Ref	5.00%	10/01/35	1,234,818
565,000	Nthrn Palm Beach Cnty FL Impt Dist	3.25%	08/01/22	568,249
355,000	Nthrn Palm Beach Cnty FL Impt Dist	5.00%	08/01/37	376,197
345,000	Orange Cnty FL Hlth Facs Auth Rev Presbyterian Retmnt Cmntys Proj	5.00%	08/01/34	376,937
70,000	Orange Cnty FL Hlth Facs Auth Rev Ref Mayflower Retmnt Ctr	5.00%	06/01/32	74,175
825,000	Orange Cnty FL Hlth Facs Auth Rev Ref Presbyterian Retmnt Cmntys	5.00%	08/01/31	919,652
55,000	Port Saint Lucie FL Cmnty Redev Agy Rev Ref	5.00%	01/01/23	62,107

See Notes to Portfolio of Investments

First Trust Managed Municipal ETF (FMB)

Portfolio of Investments (Continued)

January 31, 2018 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Florida (Continued)
$ 120,000	Sarasota Cnty FL Hlth Facs Auth Retmnt Fac Rev Ref Vlg of Isle Proj	5.00%	01/01/26	$ 136,340
1,500,000	SE Overtown Park W Cmnty Redev Agy FL Tax, Ser A-1 (a)	5.00%	03/01/30	1,661,715
230,000	Seven Oaks FL Cmnty Dev Dist Spl Assmnt Rev Ref Sr, Ser B-1	4.00%	05/01/24	244,083
500,000	Six Mile Creek FL CDD Capital Impt Rev Ref Assmnt Area 2 Phase 2, Ser B	5.35%	11/01/29	491,630
100,000	UCF Stadium Corp FL Rev Ref, Ser A	5.00%	03/01/24	115,360
75,000	Vlg FL CDD #6 Spl Assmnt Rev Ref	4.00%	05/01/25	79,349

				21,562,288

	Georgia – 1.7%
500,000	Atlanta GA Tax Allocation Ref Eastside Proj	5.00%	01/01/30	568,085
315,000	East Point GA Tax Allocation Ref	5.00%	08/01/21	345,423
1,000,000	Fulton Cnty GA Rsdl Care Facs Elderly Auth Retmnt Fac Rev Ref Lenbrook Sq Fdtn Inc	5.00%	07/01/31	1,114,060
40,000	Gainesville & Hall Cnty GA Hosp Auth Ref NE GA Hlth Sys Inc Proj, Ser A	5.00%	02/15/26	46,237
470,000	Macon-Bibb Cnty GA Urban Dev Auth Academy Classical Ed Inc, Ser A (a)	5.00%	06/15/27	484,866
175,000	Main Street Nat Gas Inc GA Gas Rev, Ser A	5.50%	09/15/23	202,657
775,000	Marietta GA Dev Auth Ref Univ Facs Life Univ, Ser A (a)	5.00%	11/01/27	862,234
560,000	Priv Clgs & Univs Auth GA Mercer Univ Proj, Ser C	5.25%	10/01/27	614,438
925,000	Priv Clgs & Univs Auth GA Savannah Clg of Art & Design Proj	5.00%	04/01/33	1,017,435

				5,255,435

	Guam – 0.1%
230,000	Guam Govt Business Privelage Tax Rev, Ser B-1	5.00%	01/01/37	240,582
75,000	Guam Pwr Auth Rev Ref, Ser A, AGM	5.00%	10/01/20	80,647

				321,229

	Hawaii – 0.4%
170,000	HI St Dept of Budget & Fin Spl Purpose Rev Ref HI Pacific Hlth Oblig Grp, Ser B	5.00%	07/01/30	188,576
110,000	HI St Pacific Hlth Spl Purpose Rev, Ser B	5.63%	07/01/30	118,086
800,000	Honolulu City & Cnty HI Wstwtr Sys Rev Ref Junior, Ser A	5.00%	07/01/20	862,960

				1,169,622

	Idaho – 0.8%
500,000	ID St Hlth Facs Auth Rev Ref Madison Memorial Hosp	5.00%	09/01/37	534,500
255,000	ID St Hlth Facs Auth Rev Ref Vly Vista Care Corp, Ser A	5.00%	11/15/32	267,872
950,000	ID St Hlth Facs Auth Rev St Lukes Hlth Sys Proj, Ser A	5.00%	03/01/44	1,028,119
500,000	ID St Hlth Facs Auth Rev Trinity Hlth Ref, Ser D	5.00%	12/01/33	554,240

				2,384,731

	Illinois – 3.5%
500,000	Chicago IL Brd Of Edu Ref Dedicated, Ser C	5.00%	12/01/30	523,705
305,000	Chicago IL O’Hare International Arpt Rev Ref Gen Sr Lien, Ser A, AMT	5.00%	01/01/30	346,532
290,000	Chicago IL O’Hare International Arpt Rev Ref Gen Sr Lien, Ser C	5.00%	01/01/38	326,879
400,000	Chicago IL O’Hare International Arpt Rev, Ser C, AMT	5.00%	01/01/34	442,760
110,000	Chicago IL Ref Proj, Ser A	5.00%	01/01/27	118,316
500,000	Chicago IL Ref, Ser A	5.63%	01/01/29	570,460
150,000	Chicago IL Ref, Ser C	4.00%	01/01/22	156,456
35,000	Chicago IL Ref, Ser C	5.00%	01/01/22	37,767
500,000	Chicago IL Ref, Ser C	5.00%	01/01/25	548,260
170,000	Chicago IL Ref, Ser C	5.00%	01/01/26	187,241

See Notes to Portfolio of Investments

First Trust Managed Municipal ETF (FMB)

Portfolio of Investments (Continued)

January 31, 2018 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Illinois (Continued)
$ 40,000	Chicago IL Ref, Ser C	5.00%	01/01/38	$ 42,024
285,000	Chicago IL Ref, Ser C, CABS	(d)	01/01/22	243,889
505,000	Hampshire IL Spl Svc Area #14 Spl Tax Ref Lakewood Crossing, BAM	4.00%	03/01/25	527,796
490,000	Hampshire IL Spl Svc Area #14 Spl Tax Ref Lakewood Crossing, BAM	4.00%	03/01/26	507,101
230,000	IL St	5.00%	05/01/23	244,920
70,000	IL St Fin Auth Rev Ref Lifespace Cmntys, Ser A	5.00%	05/15/24	81,446
735,000	IL St Fin Auth Rev Ref Mercy Hlth System Obligated Grp	5.00%	12/01/33	814,601
1,010,000	IL St Fin Auth Rev Sthrn IL Hlth Care, Ser A	5.00%	03/01/47	1,103,122
600,000	IL St Fin Auth Student Hsg & Academic Fac Rev Chf Chicago LLC Univ IL Chicago Proj, Ser A	5.00%	02/15/26	671,028
315,000	IL St Fin Auth Student Hsg & Academic Fac Rev Chf Chicago LLC Univ IL Chicago Proj, Ser A	5.00%	02/15/32	343,681
1,170,000	IL St Ref	4.00%	08/01/25	1,172,866
845,000	IL St Toll Highway Auth Sr, Ser B	5.00%	01/01/31	975,257
470,000	IL St, Ser A	4.00%	01/01/25	473,036
500,000	IL St, Ser D	5.00%	11/01/25	535,060
20,000	IL St, Ser D	5.00%	11/01/26	21,417

				11,015,620

	Indiana – 0.9%
1,000,000	Evansville IN Mf Hsg Rev Silver Birch Evansville Proj	5.45%	01/01/38	975,050
450,000	IN St Fin Auth Rev BHI Sr Living	5.50%	11/15/26	496,404
110,000	IN St Fin Auth Rev BHI Sr Living	5.50%	11/15/31	119,645
20,000	IN St Fin Auth Rev Greencroft Oblig Grp, Ser A	5.00%	11/15/23	21,656
460,000	IN St Fin Auth Rev Greencroft Oblig Grp, Ser A	5.75%	11/15/28	504,666
40,000	IN St Fin Auth Rev Greencroft Oblig Grp, Ser A	6.00%	11/15/28	44,398
275,000	IN St Fin Auth Rev Ref Rev Cmnty Fdtn of NW IN	5.00%	09/01/31	313,934
500,000	Mishawaka IN Mf Hsg Rev Silver Birch Mishawaka Proj (a)	5.10%	01/01/32	483,535

				2,959,288

	Iowa – 0.3%
385,000	Coralville IA Ref Annual Appropriation, Ser B	4.00%	05/01/24	403,052
315,000	Coralville IA Ref Annual Appropriation, Ser B	4.00%	05/01/26	326,570
275,000	Coralville IA, Ser E, COPS	4.00%	06/01/23	292,350

				1,021,972

	Kansas – 0.6%
475,000	Hutchinson KS Hosp Facs Rev Hutchinson Regl Med Ctr Inc	5.00%	12/01/25	528,570
440,000	Topeka KS Utility Rev Comb, Ser A	5.00%	08/01/24	517,999
170,000	Topeka KS Utility Rev Comb, Ser A	5.00%	08/01/25	202,863
475,000	Wyandotte Cnty/Kansas City KS Unif Govt Utility Sys Rev Ref & Impt, Ser A	5.00%	09/01/29	543,224

				1,792,656

	Kentucky – 0.8%
1,000,000	Estrn KY Univ Gen Recpts, Ser A	5.00%	04/01/25	1,167,300
750,000	KY St Econ Dev Fin Auth Owensboro Med Hlth Sys, Ser A	6.00%	06/01/30	824,093
300,000	KY St Muni Pwr Agy Pwr Sys Rev Ref, Ser A, NATL-RE	5.00%	09/01/22	335,850
50,000	Russell KY Rev Bon Secours Hlth Sys	5.00%	11/01/22	56,590
100,000	Warren Cnty KY Hosp Rev Ref Bowling Green Warren Cnty Cmnty Hosp Corp	5.00%	04/01/23	111,710

				2,495,543

See Notes to Portfolio of Investments

First Trust Managed Municipal ETF (FMB)

Portfolio of Investments (Continued)

January 31, 2018 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Louisiana – 1.7%
$ 1,000,000	LA Pub Facs Auth Rev Ref Ochsner Clinic Fdtn Proj	5.00%	05/15/36	$ 1,122,210
250,000	LA St Loc Govt Envrnmntl Facs & Cmnty Dev Auth Rev Ascension Psh Courthouse Proj	5.00%	11/01/31	287,585
1,500,000	LA St Loc Govt Envrnmntl Facs & Cmnty Dev Auth Rev Ref Hosp Womans Fdtn Proj, Ser A	5.00%	10/01/44	1,662,300
390,000	LA Stadium & Exposition Dist LA Ref Sr, Ser A	5.00%	07/01/30	443,095
380,000	LA Stadium & Exposition Dist LA Ref Sr, Ser A	5.00%	07/01/31	430,905
200,000	New Orleans LA Aviation Brd Gen Arpt N Term, Ser B, AMT	5.00%	01/01/31	229,560
1,050,000	New Orleans LA Wtr Rev Ref	5.00%	12/01/28	1,194,763

				5,370,418

	Maryland – 3.8%
1,000,000	Baltimore MD Spl Oblig Ref E Baltimore Research Park Proj, Ser A	5.00%	09/01/38	1,073,960
160,000	Howard Cnty MD Retmnt Cmnty Rev Ref Vantage House Fac	5.00%	04/01/21	165,589
500,000	Howard Cnty MD Retmnt Cmnty Rev Ref Vantage House Fac	5.00%	04/01/26	534,590
220,000	MD St Econ Dev Corp Econ Dev Rev Transn Facs Proj, Ser A	5.38%	06/01/25	238,867
600,000	MD St Econ Dev Corp Student Hsg Rev Ref Sr Univ MD Proj	4.00%	07/01/24	646,008
1,490,000	MD St Econ Dev Corp Student Hsg Rev Ref Univ MD Clg Park Projs, AGM	5.00%	06/01/35	1,703,443
500,000	MD St Hlth & Hgr Eductnl Facs Auth Rev Adventist Hlth Care Obligated Grp, Ser A	5.50%	01/01/26	588,620
800,000	MD St Hlth & Hgr Eductnl Facs Auth Rev Ref Anne Arundel Hlth System, Ser A	5.00%	07/01/30	923,264
1,000,000	MD St Hlth & Hgr Eductnl Facs Auth Rev Ref Anne Arundel Hlth System, Ser A	5.00%	07/01/32	1,146,160
1,000,000	MD St, Ser A	5.00%	08/01/25	1,194,080
1,000,000	Montgomery Cnty MD Ref, Ser B	5.00%	06/01/22	1,134,950
1,500,000	Prince Georges Cnty MD Rev Ref Collington Episcopal Life Care Cmnty Inc	5.00%	04/01/25	1,644,390
365,000	Rockville MD Mayor & Council Econ Dev Rev Ref Ingelside at King Farm Proj, Ser A-1	5.00%	11/01/27	415,089
250,000	Rockville MD Mayor & Council Econ Dev Rev Ref Ingelside at King Farm Proj, Ser A-2	3.38%	11/01/27	250,300
375,000	Rockville MD Mayor & Council Econ Dev Rev Ref Ingelside at King Farm Proj, Ser A-2	5.00%	11/01/28	424,980

				12,084,290

	Massachusetts – 0.5%
325,000	MA St Dev Fin Agy Rev Merrimack Clg	5.00%	07/01/37	355,791
500,000	MA St Dev Fin Agy Rev Ref Newbridge Charles Inc (a)	5.00%	10/01/37	545,690
700,000	MA St Dev Fin Agy Rev Umass Boston Student Hsg Proj	5.00%	10/01/24	796,649

				1,698,130

	Michigan – 1.6%
1,100,000	Great Lakes MI Wtr Auth Wtr Sply Sys Rev Ref Sr Lien, Ser C	5.00%	07/01/28	1,271,347
1,000,000	Marquette MI Brd of Light & Pwr Elec Utility Sys Rev Ref, Ser A	5.00%	07/01/29	1,145,320
890,000	MI St Fin Auth Ltd Oblig Rev Ref College for Creative Studies Proj	5.00%	12/01/25	981,634
1,000,000	MI St Fin Auth Rev Ref Loc Govt Loan Program Great Lakes Wtr Auth, Ser D-1	5.00%	07/01/34	1,110,970
500,000	MI St Fin Auth Rev Ref Loc Govt Loan Program, Ser F1	3.80%	10/01/22	519,925
125,000	MI St Fin Auth Rev Ref Loc Govt Loan Program, Ser F1	3.88%	10/01/23	130,059

				5,159,255

See Notes to Portfolio of Investments

First Trust Managed Municipal ETF (FMB)

Portfolio of Investments (Continued)

January 31, 2018 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Minnesota – 3.0%
$ 175,000	Baytown Twp MN Lease Ref, Ser A	3.00%	08/01/22	$ 172,895
650,000	MN St Hgr Edu Facs Auth Rev Ref Univ St Thomas, Ser A	5.00%	10/01/30	763,698
1,000,000	MN St, Ser B	5.00%	10/01/28	1,219,170
1,000,000	North Oaks MN Sr Hsg Rev Ref Waverly Gardens Proj	5.00%	10/01/28	1,120,190
215,000	Nthrn MN Muni Pwr Agy Elec Sys Rev Ref	5.00%	01/01/32	247,138
1,000,000	Rochester MN Hlth Care & Hsg Rev Ref Samaritan Bethany Inc Proj, Ser A	5.00%	08/01/37	1,045,760
500,000	Saint Paul MN Hsg & Redev Auth Hlth Care Fac Rev Ref HealthPartners Oblig Grp, Ser A	5.00%	07/01/30	567,440
500,000	Saint Paul MN Hsg & Redev Auth Hlth Care Fac Rev Ref HealthPartners Oblig Grp, Ser A	5.00%	07/01/32	563,540
2,000,000	Saint Paul MN Hsg & Redev Auth Mf Hsg Rev Pioneer Press Apts Proj, Ser B (a)	3.38%	11/01/20	1,991,880
500,000	Saint Paul Park MN Sr Hsg & Hlth Care Rev Ref Presbyterian Homes Bloomington Proj	3.00%	09/01/24	511,715
475,000	Saint Paul Park MN Sr Hsg & Hlth Care Rev Ref Presbyterian Homes Bloomington Proj	3.13%	09/01/25	487,089
360,000	W Saint Paul MN Hsg & Hlth Care Facs Rev Ref Walker Westwood Ridge Campus Proj	3.25%	11/01/24	357,613
455,000	W Saint Paul MN Hsg & Hlth Care Facs Rev Ref Walker Westwood Ridge Campus Proj	3.50%	11/01/25	450,109

				9,498,237

	Missouri – 2.7%
2,000,000	Hazelwood MO Sch Dist Ref MO Direct Deposit Program, Ser A	4.00%	03/01/30	2,180,000
700,000	Jackson Cnty MO Spl Oblig Ref Truman Sports Complex Proj	5.00%	12/01/31	797,916
1,270,000	Joplin MO Indl Dev Auth Hlth Facs Rev Ref Freeman Hlth System	5.00%	02/15/26	1,429,423
1,000,000	Kansas City MO Land Clearance Redev Auth Proj Rev Convention Ctr Hotel Proj Tif Fing, Ser B (a)	5.00%	02/01/40	1,027,730
1,385,000	MO Jt Muni Elec Utility Commission Pwr Sply Sys Rev Ref Mopep Facs	5.00%	12/01/31	1,601,378
200,000	MO St Dev Fin Brd Infrastructure Facs Rev Ref Independence MO Centerpoint Proj, Ser B	5.00%	04/01/28	226,432
200,000	MO St Hlth & Eductnl Facs Auth Eductnl Facs Rev St Louis Clg Pharmacy, Ser B	5.00%	05/01/30	223,486
160,000	MO St Hlth & Eductnl Facs Auth Lutheran Sr Svcs	5.00%	02/01/23	176,938
500,000	MO St Hlth & Eductnl Facs Auth Sr Living Facs Lutheran Sr	5.38%	02/01/35	520,485
250,000	Saint Charles Cnty MO Pub Wtr Sply Dist #2 Ref, COPS	5.00%	12/01/28	292,445

				8,476,233

	Montana – 0.4%
500,000	Kalispell MT Hsg & Hlthcare Facs Rev Ref Immanuel Lutheran Corp Proj Temps 50, Ser B	3.40%	11/15/22	500,870
740,000	MT St Fac Fin Auth Rev Ref	5.00%	02/15/25	859,717

				1,360,587

	Nebraska – 1.0%
1,745,000	Central Plains Energy Proj NE Gas Proj Rev Proj #3	5.00%	09/01/27	1,943,860
545,000	Madison Cnty NE Hosp Auth #1 Ref Faith Regl Hlth Svcs Proj	5.00%	07/01/28	613,327
500,000	NE St Pub Pwr Dist Rev Gen, Ser C	5.00%	01/01/35	570,725

				3,127,912

	Nevada – 0.7%
1,120,000	Clark Cnty NV Impt Dist Ref Spl Loc Impt #151	4.50%	08/01/23	1,185,330
460,000	Las Vegas NV Spl Impt Dist #808 & #810 Ref	5.00%	06/01/22	492,448

See Notes to Portfolio of Investments

First Trust Managed Municipal ETF (FMB)

Portfolio of Investments (Continued)

January 31, 2018 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Nevada (Continued)
$ 335,000	NV Dept of Business & Industry NV Doral Academy, Ser A (a)	5.00%	07/15/27	$ 355,954

				2,033,732

	New Jersey – 1.4%
250,000	NJ St Econ Dev Auth Mtr Vehcl Surcharge Rev Ref Sub, Ser A, BAM	5.00%	07/01/28	290,070
275,000	NJ St Econ Dev Auth Ref, Ser A	4.13%	06/15/26	283,902
500,000	NJ St Econ Dev Auth Ref, Ser A, BAM	5.00%	06/15/23	555,785
490,000	NJ St Econ Dev Auth Spl Fac Rev Ref Port Newark Container Terminal LLC Proj, AMT	5.00%	10/01/25	551,274
1,000,000	NJ St Hlth Care Facs Fing Auth Rev Ref Hackensack Meridian Hlth, Ser A	5.00%	07/01/24	1,158,840
100,000	NJ St Transit Corp, Ser A, GANS	5.00%	09/15/21	108,237
1,400,000	NJ St Transprtn Trust Fund Auth Transn Sys, Ser D	5.25%	12/15/23	1,575,532

				4,523,640

	New York – 3.7%
100,000	Buffalo & Erie Cnty NY Indl Land Dev Corp Rev Ref Orchard Park	5.00%	11/15/22	113,185
115,000	Buffalo & Erie Cnty NY Indl Land Dev Corp Rev Ref Orchard Park	5.00%	11/15/24	133,461
1,000,000	Build NYC Resource Corp NY Sol Wst Disp Rev Ref Pratt Paper Inc Proj, AMT (a)	5.00%	01/01/35	1,097,170
1,000,000	Met Transprtn Auth NY Rev Ref Transptrn, Subser C-1	5.00%	11/15/34	1,154,420
840,000	Monroe Cnty NY Indl Dev Corp Rev Ref Nazareth College of Rochester Proj, Ser A	5.00%	10/01/23	945,042
1,000,000	New York City NY Transitional Fin Auth Rev Future Tax Secured Sub Fiscal 2016, Ser A-1	5.00%	08/01/37	1,164,750
300,000	NY St Dorm Auth Revs Non St Supported Debt Ref Orange Regl Med Ctr (a)	5.00%	12/01/25	340,239
195,000	NY St Dorm Auth Revs Non St Supported Debt Unrefunded Pace Univ, Ser A	4.00%	05/01/22	207,277
85,000	NY St Dorm Auth Revs Non St Supported Debt Unrefunded Pace Univ, Ser A	5.00%	05/01/23	95,386
2,000,000	NY St Dorm Auth St Personal Income Tax Rev Ref, Ser B	5.00%	02/15/36	2,329,580
2,000,000	NY St Urban Dev Corp Rev Ref Personal Income Tax, Ser C-2	5.00%	03/15/28	2,415,600
500,000	Port Auth of New York & New Jersey NY Consol One Hundred Eighty Fifth Ref, AMT	5.00%	09/01/23	571,725
465,000	Port Auth of New York & New Jersey NY Ref Consol, Ser 186, AMT	5.00%	10/15/35	522,270
15,000	Suffolk Cnty NY Econ Dev Corp Rev Prerefunded Catholic Hlth Svcs Long Island Oblig Grp Proj	5.00%	07/01/28	16,624
85,000	Suffolk Cnty NY Econ Dev Corp Rev Unrefunded Catholic Hlth Svcs Long Island Oblig Grp Proj	5.00%	07/01/28	92,650
500,000	TSASC Inc NY Ref, Ser A	5.00%	06/01/29	582,610

				11,781,989

	North Carolina – 1.9%
1,000,000	Charlotte NC Wtr & Swr Sys Rev Ref	5.00%	07/01/21	1,110,390
1,775,000	Charlotte NC Wtr & Swr Sys Rev Ref	5.00%	07/01/22	2,018,175
900,000	NC St Capital Facs Fin Agy Student Rev Ref Hsg NC A&T Univ Fdtn Proj, Ser A, AGC	5.00%	06/01/26	1,018,260
750,000	NC St Med Care Commission Retmnt Facs Rev Ref United Methodist Retmnt Homes, Ser A	5.00%	10/01/37	824,977

See Notes to Portfolio of Investments

First Trust Managed Municipal ETF (FMB)

Portfolio of Investments (Continued)

January 31, 2018 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	North Carolina (Continued)
$500,000	NC St Med Care Commission Retmnt Facs Rev Ref United Methodist Retmnt Homes, Ser A	5.00%	10/01/47	$546,995
430,000	Raleigh Durham NC Arpt Auth Arpt Rev Ref, Ser A, AMT	5.00%	05/01/36	493,739

				6,012,536

	North Dakota – 0.5%
225,000	Burleigh Cnty ND Hlth Care Rev St Alexius Med Ctr Proj, Ser A	5.00%	07/01/22	248,339
1,300,000	Grand Forks ND Sr Hsg & Nur Fac Rev Ref Vly Homes Oblig Grp, Ser A	5.00%	12/01/23	1,372,475

				1,620,814

	Ohio – 2.9%
1,500,000	Butler Cnty OH Hosp Facs Ref Uc Hlth	5.00%	11/15/31	1,722,525
1,000,000	Butler Cnty OH Hosp Facs Ref Uc Hlth	5.00%	11/15/32	1,144,740
1,000,000	Chillicothe OH City Sch Dist Ref, AGM	4.00%	12/01/31	1,061,310
500,000	Cleveland OH Pub Pwr Sys Rev Ref, Ser A, AGM	5.00%	11/15/24	580,605
1,255,000	Columbus OH Swr Rev Ref Sys	5.00%	06/01/26	1,476,696
700,000	Hamilton Cnty OH Hlth Care Facs Rev Christ Hosp Proj	5.25%	06/01/27	783,097
1,000,000	OH St Hgr Edu, Ser A	5.00%	05/01/33	1,158,990
1,000,000	OH St Wtr Dev Auth Rev Wtr Dev Fresh Wtr, Ser A	5.00%	12/01/21	1,121,070
230,000	S Estrn OH Port Auth Hosp Facs Rev Ref Mem Hlth Sys	5.00%	12/01/23	248,167

				9,297,200

	Oklahoma – 0.5%
1,000,000	Tulsa Cnty OK Indl Auth Sr Living Cmnty Rev Ref Montereau Inc Proj	5.00%	11/15/25	1,147,630
250,000	Tulsa Cnty OK Indl Auth Sr Living Cmnty Rev Ref Montereau Inc Proj	5.00%	11/15/26	289,580
100,000	Tulsa OK Arpts Impt Trust Ref, Ser D, BAM	5.00%	06/01/28	106,772

				1,543,982

	Oregon – 2.1%
170,000	Clackamas Cnty OR Hosp Fac Auth Rev Ref Sr Living Willamette View Proj, Ser A	4.00%	05/15/26	174,459
250,000	Clackamas Cnty OR Hosp Fac Auth Rev Ref Sr Living Willamette View Proj, Ser A	5.00%	11/15/32	272,530
500,000	Clackamas Cnty OR Hosp Fac Auth Rev Ref Sr Living Willamette View Proj, Ser A	5.00%	11/15/37	539,710
210,000	Multnomah Cnty OR Hosp Facs Auth Rev Ref Terwilliger Plaza	5.00%	12/01/20	222,100
550,000	Multnomah Cnty OR Hosp Facs Auth Rev Ref Terwilliger Plaza Inc	5.00%	12/01/36	615,725
2,500,000	OR St Dept of Transprtn Highway User Tax Rev Ref, Ser A	5.00%	11/15/22	2,863,975
1,100,000	OR St Facs Auth Rev Ref Univ Portland, Ser A	5.00%	04/01/32	1,240,074
700,000	Yamhill Cnty OR Hosp Auth Ref Friendsview Retmnt Cmnty, Ser A	5.00%	11/15/31	765,051

				6,693,624

	Pennsylvania – 6.8%
600,000	Bucks Cnty PA Indl Dev Auth Ref Sch Lane Chrt Sch Proj	5.00%	03/15/26	662,664
765,000	Chester Cnty PA Indl Dev Auth Renaissance Academy Chrt Sch	5.00%	10/01/34	818,091
500,000	Colonial PA Sch Dist	5.00%	02/15/36	574,970
300,000	Colonial PA Sch Dist, Ser A	5.00%	02/15/34	348,762
300,000	Cumberland Cnty PA Muni Auth Ref Diakon Lutheran Ministries Proj	5.00%	01/01/30	333,051
700,000	Cumberland Cnty PA Muni Auth Ref Diakon Lutheran Ministries Proj	5.00%	01/01/38	760,830

See Notes to Portfolio of Investments

First Trust Managed Municipal ETF (FMB)

Portfolio of Investments (Continued)

January 31, 2018 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Pennsylvania (Continued)
$ 1,095,000	Dallas PA Area Muni Auth Univ Rev Ref Misericordia Univ Proj	5.00%	05/01/22	$ 1,206,471
1,340,000	Delaware Cnty PA Auth Ref Elwyn Proj	5.00%	06/01/27	1,496,164
750,000	E Hempfield Twp PA Indl Dev Auth Ref Willow Vly Cmntys Proj	5.00%	12/01/29	861,862
500,000	Middletown PA Sch Dist, Ser A	5.00%	03/01/28	562,880
2,000,000	Montgomery Cnty PA Hgr Edu & Hlth Auth Ref Philadelphia Presbytery Homes Inc Proj	5.00%	12/01/32	2,252,980
925,000	Montgomery Cnty PA Indl Dev Auth Acts Retmnt Life Cmntys Ref	5.00%	11/15/25	1,018,795
50,000	Montgomery Cnty PA Indl Dev Auth Acts Retmnt Life Cmntys Ref	5.00%	11/15/29	54,307
1,475,000	Montgomery Cnty PA Indl Dev Auth Ref Acts Retmnt Life Cmntys Inc Oblig Grp	5.00%	11/15/36	1,655,260
100,000	Northampton Cnty PA Gen Purpose Auth Clg Rev Ref Moravian Clg	5.00%	10/01/25	115,748
1,000,000	Northampton Cnty PA Gen Purpose Auth Hosp Rev Ref St Luke’s Univ Hlth Network Proj, Ser A	5.00%	08/15/28	1,143,090
1,000,000	PA St Hgr Eductnl Facs Auth Rev Ref Drexel Univ	5.00%	05/01/25	1,162,580
1,000,000	PA St Turnpike Commission Turnpike Rev Ref	5.00%	12/01/33	1,137,870
290,000	Philadelphia PA Gas Wks Rev Ref	5.00%	08/01/25	337,563
1,000,000	Philadelphia PA Gas Wks Rev Ref 1998 General Ordinance, 14th Ser	5.00%	10/01/34	1,136,840
500,000	Philadelphia PA Ref, Ser A	5.25%	07/15/28	569,670
405,000	Southcentrl PA General Auth Rev Ref Hanover Hosp Inc	5.00%	12/01/23	454,693
2,665,000	Westmoreland Cnty PA Muni Auth Ref, BAM	5.00%	08/15/42	2,983,947

				21,649,088

	Rhode Island – 0.6%
1,460,000	RI St Hlth & Eductnl Bldg Corp Rev Ref Hosp Fing Lifespan Oblig Grp	5.00%	05/15/32	1,619,592
265,000	Tobacco Settlement Fing Corp RI Ref, Ser A	5.00%	06/01/24	306,245

				1,925,837

	South Carolina – 0.7%
1,000,000	Greenville SC Hosp Sys Brd Hosp Facs Rev, Ser B	5.00%	05/01/30	1,123,280
175,000	Lancaster Cnty SC Assmnt Rev Ref Walnut Creek Impt Dist, Ser A-1	3.13%	12/01/22	175,268
745,000	Piedmont SC Muni Pwr Agy Elec Rev Ref, Ser A-3	5.00%	01/01/23	803,110
30,000	SC St Jobs Econ Dev Auth Hosp Rev Ref Palmetto Hlth, Ser A	5.00%	08/01/23	33,535
150,000	SC St Jobs Econ Dev Auth Hosp Rev Ref Palmetto Hlth, Ser A, AGM	5.50%	08/01/24	166,929

				2,302,122

	South Dakota – 0.4%
30,000	SD St Hlth & Eductnl Facs Auth Avera Hlth, Ser B	5.50%	07/01/35	30,517
1,000,000	SD St Hlth & Eductnl Facs Auth Sanford Oblig Grp, Ser B	5.00%	11/01/34	1,109,050

				1,139,567

	Tennessee – 2.0%
335,000	Chattanooga TN Hlth Eductnl & Hsg Fac Brd Rev Ref Student Hsg CDFI Phase I	5.00%	10/01/23	381,622
1,430,000	Maryville TN Ref, Ser B	5.00%	06/01/24	1,674,587
1,450,000	Maryville TN Ref, Ser B	5.00%	06/01/25	1,720,193
600,000	Memphis Shelby Cnty TN Arpt Auth Arpt Rev Ref, Ser B, AMT	5.75%	07/01/23	652,902
1,385,000	Met Govt Nashville & Davidson Cnty TN Hlth & Eductnl Fac Brd Ref Lipscomb Univ Proj, Ser A	5.00%	10/01/29	1,554,455
25,000	TN St Energy Acquisition Corp Gas Rev, Ser A	5.25%	09/01/21	27,757

See Notes to Portfolio of Investments

First Trust Managed Municipal ETF (FMB)

Portfolio of Investments (Continued)

January 31, 2018 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Tennessee (Continued)
$ 120,000	TN St Energy Acquisition Corp Gas Rev, Ser A	5.25%	09/01/22	$ 135,416

				6,146,932

	Texas – 8.5%
450,000	Austin TX Arpt Sys Rev, AMT	5.00%	11/15/33	502,524
600,000	Brd of Managers TX Joint Guadalupe Cnty City of Seguin Hosp Mtg Ref	5.00%	12/01/24	645,168
600,000	Centrl TX Regl Mobility Auth Rev Ref Sub Lien	5.00%	01/01/33	654,432
1,460,000	Clifton TX Hgr Edu Fin Corp Edu Rev, Ser A	4.00%	12/01/25	1,540,358
1,675,000	Flower Mound TX Ref	5.00%	09/01/21	1,861,260
555,000	Flower Mound TX Spl Assmnt Rev River Walk Pub Impt Dist #1	6.13%	09/01/28	565,612
550,000	Harris Cnty TX Cultural Edu Facs Fin Corp Thermal Utility Re Ref Teco Proj	5.00%	11/15/29	649,825
300,000	Harris Cnty TX Cultural Edu Facs Fin Corp Thermal Utility Re Ref Teco Proj	5.00%	11/15/30	352,491
1,100,000	Harris Cnty TX Ref Sr Lien Toll Road, Ser B	5.00%	08/15/36	1,262,580
500,000	Houston TX Arpt Sys Rev Ref United Airls Inc Terminal E Proj, AMT	4.50%	07/01/20	523,875
1,000,000	Houston TX Arpt Sys Rev Ref, Ser B-2, AMT	5.00%	07/15/20	1,060,330
500,000	Liberty Hill TX Indep Sch Dist Ref	5.00%	08/01/29	586,800
500,000	Liberty Hill TX Indep Sch Dist Ref	5.00%	08/01/30	584,315
150,000	Liberty Hill TX Indep Sch Dist Ref	4.00%	08/01/31	160,712
500,000	Mission TX Econ Dev Corp Rev Sr Lien Nat Gasoline Proj, Ser B, AMT (b)	5.75%	10/01/31	521,915
250,000	N TX Tollway Auth Rev Ref 2nd Tier, Ser B	5.00%	01/01/31	285,552
1,560,000	N TX Tollway Auth Rev Ref Sys Second Tier, Ser B	5.00%	01/01/31	1,745,812
250,000	N TX Tollway Auth Rev Ref, Ser A	5.00%	01/01/33	285,173
500,000	New Hope Cultural Edu Facs Fin Corp TX Retmnt Fac Rev Ref Carillon Lifecare Cmnty Proj	5.00%	07/01/36	513,805
500,000	New Hope Cultural Edu Facs Fin Corp TX Student Hsg Rev Chf Collegiate Hsg Galveston I LLC TX A&M Univ Galveston	5.00%	04/01/22	548,915
25,000	New Hope Cultural Edu Facs Fin Corp TX Student Hsg Rev Chf Stephenville-Tarleton St Univ Proj, Ser A	4.25%	04/01/22	26,770
500,000	New Hope Cultural Edu Facs Fin Corp TX Student Hsg Rev Chf TX A&M Univ Corpus Christi Island Campus Proj, Ser A	5.00%	04/01/29	559,430
505,000	Newark Hgr Edu Fin Corp TX Edu Rev Austin Achieve Pub Schs Inc, Ser A	5.00%	06/15/32	510,100
495,000	Red River TX Hlth Facs Dev Corp Retmnt Fac Rev MRC Crestview, Ser A	7.75%	11/15/31	603,123
770,000	Tarrant Cnty TX Cultural Edu Facs Fin Corp Retmnt Fac Rev Ref Buckner Retmnt Svcs Inc Proj	5.00%	11/15/29	893,354
500,000	Tarrant Cnty TX Cultural Edu Facs Fin Corp Retmnt Fac Rev Temps 50 Buckner Sr Living Ventana Proj, Ser B-3	3.88%	11/15/22	501,005
2,000,000	TX St A&M Univ Rev Ref, Ser C	4.00%	05/15/32	2,144,180
600,000	TX St Muni Gas Acquisition & Sply Corp III Gas Sply Rev	5.00%	12/15/24	673,620
550,000	TX St Muni Gas Acquisition & Sply Corp III Gas Sply Rev	5.00%	12/15/31	602,343
525,000	TX St Transprtn Commission Central TX Turnpike Sys Rev Ref, Ser B	5.00%	08/15/37	592,205
1,000,000	Univ of Houston TX Univ Rev Ref Consol, Ser C	5.00%	02/15/27	1,177,000
1,000,000	Univ of Houston TX Univ Rev Ref, Ser A	5.00%	02/15/29	1,165,930
1,560,000	Uptown Dev Auth TX Incr Contract Rev, Ser A	5.00%	09/01/36	1,746,826
500,000	Viridian TX Muni Mgmt Dist Ref Utility Impt, BAM	6.00%	12/01/26	614,175
155,000	Viridian TX Muni Mgmt Dist Road Impt, BAM	5.00%	12/01/26	175,090
125,000	Viridian TX Muni Mgmt Dist Utility Impt, BAM	5.00%	12/01/26	141,201

				26,977,806

See Notes to Portfolio of Investments

First Trust Managed Municipal ETF (FMB)

Portfolio of Investments (Continued)

January 31, 2018 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Utah – 0.8%
$ 1,000,000	Univ of Utah UT Rev Ref, Ser B-1	5.00%	08/01/27	$ 1,220,590
400,000	UT St Chrt Sch Fin Auth Chrt Sch Rev Ref Quest Academy	5.00%	04/15/32	445,460
325,000	UT St Chrt Sch Fin Auth Chrt Sch Rev Ref Quest Academy	5.00%	04/15/37	361,199
500,000	UT St Chrt Sch Fin Auth Chrt Sch Rev Spectrum Academy Proj (a)	6.00%	04/15/45	521,600

				2,548,849

	Vermont – 0.7%
550,000	Burlington VT Ref Lakeview Garage Proj, Ser A, COPS	5.00%	12/01/24	612,431
745,000	VT St Econ Dev Auth Mtge Rev Ref Wake Robin Corp Proj, Ser A	5.00%	05/01/25	818,949
585,000	VT St Econ Dev Auth Mtge Rev Ref Wake Robin Corp Proj, Ser A	5.00%	05/01/26	645,594

				2,076,974

	Virginia – 2.1%
1,580,000	Hampton Roads VA Santn Dist Wstwtr Rev Ref Sub, Ser A	5.00%	08/01/35	1,841,237
2,000,000	VA St Cmwlth Transprtn Brd Federal Transprtrn Grant Ref, GANS, GARVEE	5.00%	03/15/28	2,417,500
2,000,000	VA St Pub Bldg Auth Pub Facs Rev, Ser C, AMT	5.00%	08/01/33	2,286,780

				6,545,517

	Washington – 3.8%
1,250,000	Centrl Puget Sound WA Regl Transprtn Auth Sales & Use Tax Green Bond Ref & Impt, Ser S-1	5.00%	11/01/35	1,452,562
1,000,000	Energy NW WA Elec Rev Ref Columbia Generating Sys, Ser A	4.00%	07/01/35	1,057,820
1,250,000	Energy NW WA Elec Rev Ref Columbia Generating Sys, Ser A	5.00%	07/01/38	1,426,637
500,000	Grays Harbor Cnty WA Pub Hosp Dist #1 Hosp Rev Pub Hosp Dt, BANS	3.00%	08/01/19	500,315
155,000	Mason Cnty WA Pub Utility Dist #1 Sys	3.50%	12/01/21	162,070
270,000	Skagit Cnty WA Pub Hosp Dist #1 Ref & Impt Skagit Regl Hlth	4.00%	12/01/24	281,969
110,000	Skagit Cnty WA Pub Hosp Dist #1 Ref & Impt, Ser A	5.00%	12/01/22	119,768
165,000	Skagit Cnty WA Pub Hosp Dist #1 Skagit Vly Hosp	5.00%	12/01/20	174,667
250,000	Tacoma WA Elec Sys Rev	5.00%	01/01/37	288,213
250,000	Tobacco Settlement Auth WA Tobacco Settlement Rev Ref	5.00%	06/01/23	287,873
35,000	WA St Hsg Fin Commission Ref Emerald Heights Proj	5.00%	07/01/22	39,414
50,000	WA St Hsg Fin Commission Ref Emerald Heights Proj	5.00%	07/01/28	55,675
1,985,000	WA St Ref, Ser R-2015-C	5.00%	07/01/31	2,287,355
3,325,000	WA St, Ser 2017-A	5.00%	08/01/35	3,839,411

				11,973,749

	Wisconsin – 3.1%
1,250,000	Pub Fin Auth WI Chrt Sch Rev Limited American Prep Academy Las Vegas Proj, Ser A (a)	5.13%	07/15/37	1,265,375
1,945,000	Pub Fin Auth WI Edu Rev Ref Mountain Island Chrt Sch Ltd	4.00%	07/01/27	1,983,569
620,000	Pub Fin Auth WI Edu Rev Ref Mountain Island Chrt Sch Ltd	5.00%	07/01/37	648,712
1,000,000	Pub Fin Auth WI Exempt Facs Rev Ref Celanese Proj, Ser B, AMT (a)	5.00%	12/01/25	1,131,160
500,000	Pub Fin Auth WI Retmnt Fac Rev Ref Whitestone Retmnt Facs 1st Mortgage Rev Bonds (a)	4.00%	03/01/27	528,465
1,410,000	Pub Fin Auth WI Rev Ref Retmnt Hsg Fdtn Obligated Grp, Ser B	5.00%	11/15/26	1,662,094
500,000	Pub Fin Auth WI Sr Living Rev Ref Mary’s Woods at Marylhurst Proj (a)	3.50%	11/15/23	504,375
500,000	WI St Hlth & Eductnl Facs Auth Rev Ref Marquette Univ	5.00%	10/01/28	559,835
1,175,000	WI St Hlth & Eductnl Facs Auth Rev Ref Prohealth Care Oblig Grp	5.00%	08/15/31	1,317,974

See Notes to Portfolio of Investments

First Trust Managed Municipal ETF (FMB)

Portfolio of Investments (Continued)

January 31, 2018 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Wisconsin (Continued)
$175,000	WI St Hlth & Eductnl Facs Auth Rev Ref Prohealth Care Oblig Grp	5.00%	08/15/33	$194,644
100,000	WI St Hlth & Eductnl Facs Auth Rev Ref St Johns Cmntys Inc, Ser B	4.00%	09/15/23	106,503

				9,902,706

	Wyoming – 0.1%
250,000	Natrona Cnty WY Hosp Rev Ref WY Med Ctr Proj	5.00%	09/15/30	283,385

	Total Investments – 90.3%			285,787,699
	(Cost $283,933,581) (e)
	Net Other Assets and Liabilities – 9.7%			30,648,477

	Net Assets – 100.0%			$316,436,176

(a)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (“Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At January 31, 2018, securities noted as such amounted to $22,477,059 or 7.1% of net assets.
(b)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers (see Note 2C - Restricted Securities in the Notes to Portfolio of Investments).
(c)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Advisor.
(d)	Zero coupon bond.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of January 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $3,547,250 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,693,132. The net unrealized appreciation was $1,854,118.

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAM	Building America Mutual
BANS	Bond Anticipation Notes
CABS	Capital Appreciation Bonds
COPS	Certificates of Participation
GANS	Grant Anticipation Notes
GARVEE	Grant Anticipation Revenue Vehicle
NATL-RE	National Public Finance Guarantee Corp.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of January 31, 2018 is as follows (see Note 2A – Portfolio Valuation in the Notes to Portfolio of Investments):

	Total Value at 1/31/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs

Municipal Bonds*	$285,787,699	$—	$285,787,699	$—

*	See Portfolio of Investments for state breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at January 31, 2018.

See Notes to Portfolio of Investments

Notes to Portfolio of Investments

First Trust Managed Municipal ETF (FMB)

January 31, 2018 (Unaudited)

1. Organization

First Trust Exchange-Traded Fund III (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on January 9, 2008, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Trust consists of thirteen funds that are currently offering shares. This report covers the First Trust Managed Municipal ETF (the “Fund”), a non-diversified series of the Trust, which trades under the ticker FMB on The Nasdaq Stock Market LLC.

The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.”

2. Valuation and Investment Practices

A. Portfolio Valuation

The Fund’s net asset value (“NAV”) is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund’s NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund’s investments are valued as follows:

Municipal securities and other debt securities are fair valued on the basis of fair valuations provided by dealers who make markets in such securities or by a third-party pricing service approved by the Trust’s Board of Trustees, which may use the following valuation inputs when available:

1)	benchmark yields;
2)	reported trades;
3)	broker/dealer quotes;
4)	issuer spreads;
5)	benchmark securities;
6)	bids and offers; and
7)	reference data including market research publications.

Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor’s Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:

1)	the credit conditions in the relevant market and changes thereto;
2)	the liquidity conditions in the relevant market and changes thereto;
3)	the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);
4)	issuer-specific conditions (such as significant credit deterioration); and
5)	any other market-based data the Advisor’s Pricing Committee considers relevant. In this regard, the Advisor’s Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended (the “1933 Act”)) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally

Notes to Portfolio of Investments (Continued)

First Trust Managed Municipal ETF (FMB)

January 31, 2018 (Unaudited)

suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

1)	the fundamental business data relating to the issuer;
2)	an evaluation of the forces which influence the market in which these securities are purchased and sold;
3)	the type, size and cost of the security;
4)	the financial statements of the issuer;
5)	the credit quality and cash flow of the issuer, based on the Advisor’s or external analysis;
6)	the information as to any transactions in or offers for the security;
7)	the price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies;
8)	the coupon payments;
9)	the quality, value and salability of collateral, if any, securing the security; and
10)	other relevant factors.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

[o]	Quoted prices for similar investments in active markets.
[o]	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
[o]	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
[o]	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of January 31, 2018, is included with the Fund’s Portfolio of Investments.

B. Securities Transactions

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

C. Restricted Securities

The Fund invests in restricted securities, which are securities that may not be offered for public sale without first being registered under the 1933 Act. Prior to registration, restricted securities may only be resold in transactions exempt from registration under Rule 144A under the 1933 Act, normally to qualified institutional buyers. As of January 31, 2018, the Fund held restricted securities as shown in the following table that the Advisor has deemed illiquid pursuant to procedures adopted by the Trust’s Board of Trustees. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security-specific factors and assumptions, which require subjective judgment. The Fund does not have the right to demand that such

Notes to Portfolio of Investments (Continued)

First Trust Managed Municipal ETF (FMB)

January 31, 2018 (Unaudited)

securities be registered. These securities are valued according to the valuation procedures as stated in the Portfolio Valuation note (Note 2A) and are not expressed as a discount to the carrying value of a comparable unrestricted security. There are no unrestricted securities with the same maturity dates and yields for these issuers.

Security	Acquisition Date	Principal Value	Price	Carrying Cost	Value	% of Net Assets
CA Stwd Cmntys Dev Auth Rev Ref Lancer Eductnl Student Hsg Proj, Ser A, 06/01/21	11/02/16	$500,000	102.68	$507,780	$513,375	0.16%
Centerra CO Met Dist #1 Spl Rev Dist #1, 12/01/22	04/20/17	500,000	109.68	535,319	548,410	0.17
Centerra CO Met Dist #1 Spl Rev Dist #1, 12/01/29	04/20/17	1,000,000	108.40	1,056,573	1,083,970	0.34
Mission TX Econ Dev Corp Rev Sr Lien Nat Gasoline Proj, Ser B, AMT, 10/01/31	04/28/16	500,000	104.38	479,408	521,915	0.17
Prairie Ctr CO Met Dist #3 Ltd Property Tax Supported Pri Ref, Ser A, 12/15/27	10/13/17	1,000,000	101.23	993,902	1,012,330	0.32

				$3,572,982	$3,680,000	1.16%

First Trust Long/Short Equity ETF (FTLS)

Portfolio of Investments

January 31, 2018 (Unaudited)

Shares/ Units	Description	Value
COMMON STOCKS – 93.3%

	Aerospace & Defense – 1.3%
5,698	Boeing (The) Co. (a)	$2,019,200

	Airlines – 1.6%
5,116	Alaska Air Group, Inc.	336,275
6,593	Delta Air Lines, Inc.	374,285
28,112	Southwest Airlines Co. (a)	1,709,209

		2,419,769

	Auto Components – 2.7%
60,812	Gentex Corp.	1,440,028
13,216	Lear Corp.	2,552,538

		3,992,566

	Banks – 7.1%
35,053	Bank of America Corp.	1,121,696
40,780	Berkshire Hills BanCorp., Inc. (a)	1,547,601
46,604	FCB Financial Holdings, Inc. Class A (a) (b)	2,553,899
69,887	Hilltop Holdings, Inc. (a)	1,830,340
25,880	JPMorgan Chase & Co. (a)	2,993,540
16,686	ServisFirst Bancshares, Inc.	707,820

		10,754,896

	Beverages – 0.7%
9,840	Anheuser-Busch InBev S.A., ADR	1,116,643

	Biotechnology – 5.9%
24,529	AbbVie, Inc.	2,752,645
13,546	Amgen, Inc.	2,520,233
5,225	Biogen, Inc. (a) (b)	1,817,307
20,689	Gilead Sciences, Inc.	1,733,738

		8,823,923

	Building Products – 0.6%
5,581	Allegion PLC	480,580
12,063	Universal Forest Products, Inc.	450,312

		930,892

	Capital Markets – 5.2%
39,042	Artisan Partners Asset Management, Inc., Class A	1,528,494
58,548	Federated Investors, Inc., Class B	2,030,445
26,285	Lazard Ltd., Class A	1,539,513
23,970	T Rowe Price Group, Inc.	2,675,771

		7,774,223

	Chemicals – 2.5%
22,072	LyondellBasell Industries N.V., Class A	2,645,109
1,156	Sherwin-Williams (The) Co.	482,179
7,852	Trinseo S.A.	647,397

		3,774,685

Shares/ Units	Description	Value
	Communications Equipment – 1.2%
44,777	Cisco Systems, Inc.	$1,860,037

	Construction & Engineering – 0.6%
21,453	Argan, Inc.	935,351

	Consumer Finance – 0.6%
8,643	Capital One Financial Corp.	898,526

	Diversified Consumer Services – 0.9%
34,797	Service Corp. International/US	1,390,836

	Electrical Equipment – 0.8%
16,999	Atkore International Group, Inc. (b)	397,437
4,129	Rockwell Automation, Inc.	814,610

		1,212,047

	Electronic Equipment, Instruments & Components – 0.4%
25,502	Electro Scientific Industries, Inc. (b)	597,257

	Food & Staples Retailing – 1.3%
24,598	CVS Health Corp.	1,935,617

	Food Products – 4.4%
5,485	Hershey (The) Co.	605,160
69,830	Hormel Foods Corp.	2,397,264
19,840	McCormick & Co., Inc. (a)	2,157,997
9,405	Pilgrim’s Pride Corp. (b)	261,177
9,594	Sanderson Farms, Inc.	1,217,478

		6,639,076

	Health Care Equipment & Supplies – 0.9%
13,236	Danaher Corp.	1,340,542

	Health Care Providers & Services – 2.2%
31,456	Express Scripts Holding Co. (b)	2,490,686
3,528	UnitedHealth Group, Inc. (a)	835,360

		3,326,046

	Hotels, Restaurants & Leisure – 1.1%
8,920	Las Vegas Sands Corp.	691,478
17,965	Starbucks Corp.	1,020,592

		1,712,070

	Household Durables – 4.1%
6,548	Garmin Ltd.	412,131
12,598	Lennar Corp., Class A	789,391
561	NVR, Inc. (a) (b)	1,782,953
53,691	PulteGroup, Inc.	1,708,985

See Notes to Portfolio of Investments

First Trust Long/Short Equity ETF (FTLS)

Portfolio of Investments (Continued)

January 31, 2018 (Unaudited)

Shares/ Units	Description	Value
COMMON STOCKS (Continued)

	Household Durables (Continued)
24,823	Tupperware Brands Corp.	$ 1,433,776

		6,127,236

	Household Products – 0.5%
8,939	Procter & Gamble (The) Co.	771,793

	Industrial Conglomerates – 1.5%
8,096	Roper Technologies, Inc. (a)	2,271,657

	Insurance – 0.4%
30,298	Old Republic International Corp.	651,104

	Internet & Direct Marketing Retail – 1.3%
1,292	Amazon.com, Inc. (b)	1,874,550

	Internet Software & Services – 3.2%
1,077	Alphabet, Inc., Class A (b)	1,273,251
1,086	Alphabet, Inc., Class C (b)	1,270,555
39,254	Endurance International Group Holdings, Inc. (b)	325,808
10,105	Facebook, Inc., Class A (a) (b)	1,888,523

		4,758,137

	IT Services – 1.7%
7,145	Accenture PLC, Class A (a)	1,148,201
6,644	Cognizant Technology Solutions Corp., Class A	518,099
7,394	Visa, Inc., Class A	918,557

		2,584,857

	Machinery – 1.7%
10,317	Snap-on, Inc.	1,767,405
12,747	Toro (The) Co. (a)	836,841

		2,604,246

	Media – 1.6%
22,246	Walt Disney (The) Co.	2,417,473

	Metals & Mining – 3.0%
34,801	Nucor Corp.	2,330,275
25,145	Reliance Steel & Aluminum Co.	2,202,451

		4,532,726

	Multiline Retail – 2.0%
40,143	Target Corp.	3,019,556

	Oil, Gas & Consumable Fuels – 2.0%
67,735	Enbridge Energy Management LLC (c)	927,969
15,630	Exxon Mobil Corp. (a)	1,364,499
7,944	Valero Energy Corp.	762,386

		3,054,854

Shares/ Units	Description	Value
	Paper & Forest Products – 0.2%
12,309	Louisiana-Pacific Corp.	$ 364,469

	Pharmaceuticals – 2.7%
3,069	Allergan PLC	553,218
9,689	Johnson & Johnson	1,338,923
13,900	Mylan N.V. (b)	595,615
15,777	Novo Nordisk A/S, ADR	875,624
6,876	Taro Pharmaceutical Industries Ltd. (b)	699,220

		4,062,600

	Professional Services – 1.4%
8,731	Insperity, Inc.	534,774
28,224	Robert Half International, Inc.	1,633,605

		2,168,379

	Semiconductors & Semiconductor Equipment – 5.2%
12,855	Intel Corp.	618,840
9,921	KLA-Tencor Corp.	1,089,326
10,921	Lam Research Corp.	2,091,590
13,493	Maxim Integrated Products, Inc.	823,073
32,590	Micron Technology, Inc. (b)	1,424,835
15,620	Texas Instruments, Inc.	1,713,045

		7,760,709

	Software – 4.7%
6,228	Adobe Systems, Inc. (a) (b)	1,244,105
8,901	BlackBerry Ltd. (b)	112,686
53,082	CA, Inc. (a)	1,902,990
11,521	Fortinet, Inc. (b)	530,427
25,673	Microsoft Corp.	2,439,192
15,054	Oracle Corp.	776,636

		7,006,036

	Specialty Retail – 5.9%
20,484	DSW, Inc., Class A	410,294
7,732	Home Depot (The) Inc. (a)	1,553,359
8,798	Lowe’s Cos, Inc.	921,415
29,339	Ross Stores, Inc.	2,417,240
4,641	Signet Jewelers Ltd.	245,509
32,401	TJX Cos (The) Inc.	2,602,448
10,651	Tractor Supply Co.	812,139

		8,962,404

	Technology Hardware, Storage & Peripherals – 3.7%
28,340	Apple, Inc. (a)	4,744,966
14,378	Seagate Technology PLC	793,666

		5,538,632

	Textiles, Apparel & Luxury Goods – 0.5%
11,905	Michael Kors Holdings Ltd. (b)	785,730

See Notes to Portfolio of Investments

First Trust Long/Short Equity ETF (FTLS)

Portfolio of Investments (Continued)

January 31, 2018 (Unaudited)

Shares/ Units	Description	Value
COMMON STOCKS (Continued)
	Textiles, Apparel & Luxury Goods (Continued)
391	Oxford Industries, Inc.	$30,811

		816,541

	Tobacco – 0.7%
15,306	Altria Group, Inc. (a)	1,076,624

	Trading Companies & Distributors – 1.5%
11,712	MSC Industrial Direct Co., Inc., Class A	1,099,523
4,369	WW Grainger, Inc.	1,178,144

		2,277,667

	Wireless Telecommunication Services – 1.8%
82,170	Vodafone Group PLC, ADR (a)	2,647,517

	Total Common Stocks	140,803,969

	(Cost $125,200,426)

EXCHANGE-TRADED FUNDS – 2.7%

	Capital Markets – 2.7%
23,400	iShares Rusell 1000 Value ETF	3,019,536
8,421	iShares Russell 2000 Value ETF (a)	1,071,909

	Total Exchange-Traded Funds	4,091,445

	(Cost $3,904,034)

MASTER LIMITED PARTNERSHIPS – 2.5%
	Oil, Gas & Consumable Fuels – 2.5%
58,135	CVR Refining, L.P.	973,761
50,296	TC PipeLines, L.P. (a)	2,748,174

	Total Master Limited Partnerships	3,721,935

	(Cost $3,379,201)
	Total Investments – 98.5%	148,617,349

	(Cost $132,483,661) (d)

Shares	Description	Value
COMMON STOCKS SOLD SHORT – (15.7)%
	Aerospace & Defense – (0.4)%
(4,335)	Axon Enterprise, Inc. (b)	(114,704)
(3,799)	United Technologies Corp.	(524,300)

		(639,004)

	Air Freight & Logistics – (0.2)%
(1,264)	FedEx Corp.	(331,775)

	Automobiles – (0.1)%
(318)	Tesla, Inc. (b)	(112,671)

Shares	Description	Value
	Banks – (1.3)%
(9,463)	BB&T Corp.	$(522,263)
(4,622)	Home BancShares, Inc.	(110,974)
(2,207)	Independent Bank Corp.	(157,470)
(2,956)	Southside Bancshares, Inc.	(101,480)
(8,530)	US BanCorp.	(487,404)
(8,185)	Wells Fargo & Co.	(538,409)

		(1,918,000)

	Beverages – (0.1)%
(499)	Coca-Cola Bottling Co.	(101,057)

	Biotechnology – (0.6)%
(14,605)	Intrexon Corp. (b)	(189,865)
(10,596)	Lexicon Pharmaceuticals, Inc. (b)	(116,344)
(16,027)	Momenta Pharmaceuticals, Inc. (b)	(272,459)
(2,149)	Portola Pharmaceuticals, Inc. (b)	(110,265)
(3,596)	Radius Health, Inc. (b)	(135,426)

		(824,359)

	Building Products – (0.4)%
(3,773)	AAON, Inc.	(137,337)
(12,247)	Johnson Controls International PLC	(479,225)

		(616,562)

	Chemicals – (0.6)%
(3,370)	Ecolab, Inc.	(463,982)
(9,806)	GCP Applied Technologies, Inc. (b)	(327,520)
(436)	NewMarket Corp.	(173,349)

		(964,851)

	Commercial Services & Supplies – (0.4)%
(7,595)	Matthews International Corp., Class A	(425,320)
(16,358)	Pitney Bowes, Inc.	(230,811)

		(656,131)

	Communications Equipment – (0.4)%
(4,994)	Ciena Corp. (b)	(106,272)
(1,709)	EchoStar Corp., Class A (b)	(104,352)
(5,241)	Finisar Corp. (b)	(94,128)
(34,465)	Infinera Corp. (b)	(222,989)
(11,471)	Viavi Solutions, Inc. (b)	(98,421)

		(626,162)

	Construction Materials – (0.3)%
(1,579)	Martin Marietta Materials, Inc.	(360,280)
(824)	Vulcan Materials Co.	(111,570)

		(471,850)

See Notes to Portfolio of Investments

First Trust Long/Short Equity ETF (FTLS)

Portfolio of Investments (Continued)

January 31, 2018 (Unaudited)

Shares	Description	Value
COMMON STOCKS SOLD SHORT (Continued)
	Containers & Packaging – (0.3)%
(2,523)	Ball Corp.	$(96,581)
(1,870)	International Paper Co.	(117,548)
(6,389)	Silgan Holdings, Inc.	(190,967)

		(405,096)

	Diversified Consumer Services – (0.1)%
(3,895)	H&R Block, Inc.	(103,373)

	Diversified Telecommunication Services – (0.8)%
(7,355)	AT&T, Inc.	(275,445)
(4,343)	ATN International, Inc.	(257,800)
(13,953)	CenturyLink, Inc.	(248,503)
(9,784)	Consolidated Communications Holdings, Inc.	(121,811)
(5,271)	Verizon Communications, Inc.	(285,003)

		(1,188,562)

	Electronic Equipment, Instruments & Components – (0.4)%
(1,580)	Anixter International, Inc. (b)	(132,246)
(4,668)	Badger Meter, Inc.	(224,998)
(4,839)	Fabrinet (b)	(120,055)
(1,534)	Itron, Inc. (b)	(112,289)

		(589,588)

	Energy Equipment & Services – (0.2)%
(5,474)	Baker Hughes a GE Co.	(175,989)
(1,681)	Schlumberger Ltd.	(123,688)

		(299,677)

	Food & Staples Retailing – (0.2)%
(3,522)	PriceSmart, Inc.	(300,074)

	Food Products – (0.8)%
(2,421)	Bunge Ltd.	(192,300)
(4,199)	Campbell Soup Co.	(195,463)
(5,041)	Kraft Heinz (The) Co.	(395,164)
(10,179)	TreeHouse Foods, Inc. (b)	(480,042)

		(1,262,969)

	Health Care Equipment & Supplies – (0.7)%
(5,380)	K2M Group Holdings, Inc. (b)	(113,357)
(5,575)	Medtronic PLC	(478,837)
(2,053)	NuVasive, Inc. (b)	(100,330)
(5,400)	Wright Medical Group N.V. (b)	(122,850)
(2,309)	Zimmer Biomet Holdings, Inc.	(293,520)

		(1,108,894)

Shares	Description	Value
	Health Care Providers & Services – (0.7)%
(9,340)	Acadia Healthcare Co., Inc. (b)	$(318,307)
(11,762)	Envision Healthcare Corp. (b)	(423,314)
(5,212)	LifePoint Health, Inc. (b)	(257,734)

		(999,355)

	Health Care Technology – (0.4)%
(1,552)	Cerner Corp. (b)	(107,290)
(6,290)	HMS Holdings Corp. (b)	(107,748)
(1,847)	Medidata Solutions, Inc. (b)	(125,799)
(4,003)	Omnicell, Inc. (b)	(196,347)

		(537,184)

	Hotels, Restaurants & Leisure – (0.1)%
(2,959)	Red Robin Gourmet Burgers, Inc. (b)	(155,791)

	Household Durables – (0.4)%
(15,547)	Newell Brands, Inc.	(411,063)
(2,758)	Universal Electronics, Inc. (b)	(127,144)
(611)	Whirlpool Corp.	(110,847)

		(649,054)

	Insurance – (0.1)%
(3,335)	American International Group, Inc.	(213,173)

	Internet & Direct Marketing Retail – (0.4)%
(3,385)	Expedia, Inc.	(433,314)
(3,322)	TripAdvisor, Inc. (b)	(115,174)

		(548,488)

	Internet Software & Services – (0.2)%
(14,114)	Twilio, Inc., Class A (b)	(370,351)

	IT Services – (0.5)%
(14,653)	Conduent, Inc. (b)	(240,309)
(5,947)	CSRA, Inc.	(197,916)
(14,644)	EVERTEC, Inc.	(229,179)
(1,031)	Gartner, Inc. (b)	(143,041)

		(810,445)

	Leisure Products – (0.2)%
(1,236)	Hasbro, Inc.	(116,888)
(5,851)	Mattel, Inc.	(92,680)
(8,912)	Vista Outdoor, Inc. (b)	(135,017)

		(344,585)

	Machinery – (0.4)%
(8,718)	Colfax Corp. (b)	(348,894)
(1,563)	Deere & Co.	(260,115)

		(609,009)

See Notes to Portfolio of Investments

First Trust Long/Short Equity ETF (FTLS)

Portfolio of Investments (Continued)

January 31, 2018 (Unaudited)

Shares	Description	Value
COMMON STOCKS SOLD SHORT (Continued)

	Media – (1.1)%
(19,350)	AMC Entertainment Holdings, Inc., Class A	$(247,680)
(7,818)	CBS Corp., Class B	(450,395)
(6,552)	Comcast Corp., Class A	(278,656)
(2,197)	DISH Network Corp., Class A (b)	(103,039)
(4,948)	Liberty Broadband Corp., Class A (b)	(468,279)
(1,132)	Liberty Broadband Corp., Class C (b)	(108,163)

		(1,656,212)

	Multi-Utilities – (0.2)%
(4,048)	Black Hills Corp.	(224,866)

	Oil, Gas & Consumable Fuels – (0.6)%
(5,033)	Apache Corp.	(225,831)
(2,831)	EQT Corp.	(153,695)
(5,569)	Occidental Petroleum Corp.	(417,508)
(3,715)	Williams Cos (The) Inc.	(116,614)

		(913,648)

	Personal Products – (0.1)%
(7,489)	Coty, Inc., Class A	(146,859)

	Pharmaceuticals – (0.3)%
(7,593)	Medicines (The) Co. (b)	(251,556)
(4,783)	Pfizer, Inc.	(177,162)

		(428,718)

	Real Estate Management & Development – (0.1)%
(820)	Howard Hughes (The) Corp. (b)	(103,287)

	Road & Rail – (0.3)%
(21,568)	Heartland Express, Inc.	(489,378)

	Semiconductors & Semiconductor Equipment – (0.1)%
(6,072)	Veeco Instruments, Inc. (b)	(101,099)

	Software – (0.2)%
(4,434)	ACI Worldwide, Inc. (b)	(103,933)
(3,617)	Symantec Corp.	(98,491)
(512)	Ultimate Software Group (The) Inc. (b)	(119,240)

		(321,664)

	Specialty Retail – (0.1)%
(1,068)	Tiffany & Co.	(113,902)
(474)	Ulta Beauty, Inc. (b)	(105,276)

		(219,178)

Shares	Description	Value
	Technology Hardware, Storage & Peripherals – (0.3)%
(6,353)	Diebold Nixdorf, Inc.	$(117,213)
(15,998)	Hewlett Packard Enterprise Co., Class C	(262,367)

		(379,580)

	Textiles, Apparel & Luxury Goods – (0.4)%
(7,382)	NIKE, Inc., Class B	(503,600)
(8,634)	Under Armour, Inc. (b)	(110,947)

		(614,547)

	Tobacco – (0.2)%
(2,829)	Philip Morris International, Inc.	(303,354)

	Total Common Stocks Sold Short	(23,660,480)

	(Proceeds $22,191,798)

EXCHANGE-TRADED FUNDS SOLD SHORT – (8.6)%

	Capital Markets – (8.6)%
(20,900)	iShares Russell 1000 Growth ETF	(3,010,436)
(35,102)	SPDR S&P 500 ETF Trust	(9,895,254)

	Total Exchange-Traded Funds Sold Short	(12,905,690)

	(Proceeds $11,728,195)

REAL ESTATE INVESTMENT TRUSTS SOLD SHORT – (1.7)%

	Equity Real Estate Investment Trusts – (1.7)%
(6,369)	Alexander & Baldwin, Inc.	(168,906)
(7,446)	American Campus Communities, Inc.	(286,373)
(2,189)	AvalonBay Communities, Inc.	(373,005)
(672)	Equinix, Inc.	(305,888)
(3,360)	Federal Realty Investment Trust	(405,888)
(7,446)	Healthcare Trust of America, Inc., Class A	(205,584)
(4,875)	InfraREIT, Inc.	(92,527)
(4,106)	LTC Properties, Inc.	(168,264)
(4,531)	Mack-Cali Realty Corp.	(90,937)
(3,742)	Omega Healthcare Investors, Inc.	(101,184)
(4,931)	Realty Income Corp.	(262,280)

See Notes to Portfolio of Investments

First Trust Long/Short Equity ETF (FTLS)

Portfolio of Investments (Continued)

January 31, 2018 (Unaudited)

Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS SOLD SHORT (Continued)
	Equity Real Estate Investment Trusts (Continued)
(6,331)	STORE Capital Corp.	$(155,173)

	Total Real Estate Investment Trusts Sold Short	(2,616,009)

	(Proceeds $2,859,134)
	Total Investments Sold Short – (26.0)%	(39,182,179)
	(Proceeds $36,779,127)
	Net Other Assets and Liabilities – 27.5%	41,383,952

	Net Assets – 100.0%	$150,819,122

(a)	This security or a portion of this security is segregated as collateral for investments sold short.
(b)	Non-income producing security.
(c)	Non-income producing security that makes payment-in-kind (“PIK”) distributions. For the fiscal year-to-date period (November 1, 2017 through January 31, 2018), the Fund received 1,367 PIK shares of Enbridge Energy Management LLC.
(d)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of January 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $18,381,765 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $4,651,129. The net unrealized appreciation was $13,730,636. The amounts presented are inclusive of investments sold short.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of January 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

	ASSETS TABLE
	Total Value at 1/31/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs

Common Stocks*	$140,803,969	$140,803,969	$ —	$ —
Exchange-Traded Funds*	4,091,445	4,091,445	—	—
Master Limited Partnerships*	3,721,935	3,721,935	—	—

Total Investments	$148,617,349	$148,617,349	$ —	$ —

	LIABILITIES TABLE
	Total Value at 1/31/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs

Common Stocks Sold Short*	$ (23,660,480)	$ (23,660,480)	$ —	$ —
Exchange-Traded Funds Sold Short*	(12,905,690)	(12,905,690)	—	—
Real Estate Investment Trusts Sold Short*	(2,616,009)	(2,616,009)	—	—

Total	$ (39,182,179)	$ (39,182,179)	$ —	$ —

*	See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at January 31, 2018.

See Notes to Portfolio of Investments

Notes to Portfolio of Investments

First Trust Long/Short Equity ETF (FTLS)

January 31, 2018 (Unaudited)

1. Organization

First Trust Exchange-Traded Fund III (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on January 9, 2008, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Trust consists of thirteen funds that are currently offering shares. This report covers the First Trust Long/Short Equity ETF (the “Fund”), a diversified series of the Trust, which trades under the ticker FTLS on the NYSE Arca, Inc.

The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.”

2. Valuation and Investment Practices

A. Portfolio Valuation

The Fund’s net asset value (“NAV”) is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund’s NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund’s investments are valued as follows:

Common stocks, master limited partnerships, real estate investment trusts and other equity securities listed on any national or foreign exchange (excluding The Nasdaq Stock Market LLC (“Nasdaq”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

1) the type of security;

2) the size of the holding;

3) the initial cost of the security;

4) transactions in comparable securities;

5) price quotes from dealers and/or third-party pricing services;

6) relationships among various securities;

7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

8) an analysis of the issuer’s financial statements; and

9) the existence of merger proposals or tender offers that might affect the value of the security.

Notes to Portfolio of Investments (Continued)

First Trust Long/Short Equity ETF (FTLS)

January 31, 2018 (Unaudited)

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

o	Quoted prices for similar investments in active markets.
o	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of January 31, 2018, is included with the Fund’s Portfolio of Investments.

B. Securities Transactions

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

C. Short Sales

Short sales are utilized for investment and risk management purposes and are transactions in which securities or other instruments (such as options, forwards, futures or other derivative contracts) are sold by the Fund, but are not currently owned in the Fund’s portfolio. When the Fund engages in a short sale, the Fund must borrow the security sold short and deliver the security to the counterparty. Short selling allows the Fund to profit from a decline in a market price to the extent such decline exceeds the transaction costs and the costs of borrowing the securities. The Fund will pay a fee or premium to borrow the securities sold short and is obligated to repay the lenders of the securities. Any dividends or interest that accrues on the securities during the period of the loan are due to the lenders. A gain, limited to the price at which the security was sold short, or a loss, unlimited in size, will be recognized upon the termination of the short sale; which is affected by the Fund purchasing the security sold short and delivering the security to the lender. Any such gain or loss may be offset, completely or in part, by the change in the value of the long portion of the Fund’s portfolio. The Fund is subject to the risk that it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price. Also, there is the risk that the counterparty to a short sale may fail to honor its contractual terms, causing a loss to the Fund. The Fund has established an account with Pershing, LLC for the purpose of borrowing securities that the Fund intends to sell short. The Fund pays interest for borrowing such securities.

First Trust Emerging Markets Local Currency Bond ETF (FEMB)

Portfolio of Investments

January 31, 2018 (Unaudited)

Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (US Dollars)
FOREIGN SOVEREIGN BONDS AND NOTES – 90.7%

	Brazil – 12.4%
7,400,000	Brazil Notas do Tesouro Nacional, Series F (BRL)	10.00%	01/01/21	$2,400,100
6,300,000	Brazil Notas do Tesouro Nacional, Series F (BRL)	10.00%	01/01/25	2,021,972
4,900,000	Brazil Notas do Tesouro Nacional, Series F (BRL)	10.00%	01/01/27	1,562,956

				5,985,028

	Chile – 5.3%
120,000,000	Bonos del Banco Central de Chile en Pesos (CLP)	6.00%	02/01/21	213,164
1,330,500,000	Chile Government International Bond (CLP)	5.50%	08/05/20	2,316,054

				2,529,218

	Colombia – 5.2%
4,851,000,000	Colombian TES (COP)	7.00%	05/04/22	1,796,179
1,900,000,000	Colombian TES (COP)	7.50%	08/26/26	719,564

				2,515,743

	Czech Republic – 4.3%
13,550,000	Czech Republic Government Bond (CZK)	1.50%	10/29/19	678,844
26,480,000	Czech Republic Government Bond (CZK)	2.40%	09/17/25	1,373,962

				2,052,806

	Hungary – 4.5%
198,800,000	Hungary Government Bond (HUF)	6.50%	06/24/19	866,252
257,270,000	Hungary Government Bond (HUF)	5.50%	06/24/25	1,282,522

				2,148,774

	Indonesia – 10.2%
1,500,000,000	Indonesia Treasury Bond (IDR)	7.88%	04/15/19	115,781
9,706,000,000	Indonesia Treasury Bond (IDR)	8.38%	03/15/24	821,771
29,021,000,000	Indonesia Treasury Bond (IDR)	8.38%	09/15/26	2,487,225
17,310,000,000	Indonesia Treasury Bond (IDR)	8.38%	03/15/34	1,470,028

				4,894,805

	Israel – 3.5%
4,220,000	Israel Government Bond - Fixed (ILS)	6.25%	10/30/26	1,704,235

	Malaysia – 4.7%
5,520,000	Malaysia Government Bond (MYR)	4.16%	07/15/21	1,445,166
1,000,000	Malaysia Government Bond (MYR)	4.05%	09/30/21	260,355
2,180,000	Malaysia Government Bond (MYR)	4.18%	07/15/24	568,246

				2,273,767

	Mexico – 4.9%
30,250,000	Mexican Bonos (MXN)	10.00%	12/05/24	1,841,972
9,290,000	Mexican Bonos (MXN)	7.75%	05/29/31	501,528

				2,343,500

	Peru – 4.8%
1,750,000	Peru Government Bond (PEN)	7.84%	08/12/20	613,193
4,300,000	Peru Government Bond (PEN)	8.20%	08/12/26	1,698,615

				2,311,808

	Philippines – 1.6%
28,000,000	Philippine Government International Bond (PHP)	4.95%	01/15/21	564,230

See Notes to Portfolio of Investments

First Trust Emerging Markets Local Currency Bond ETF (FEMB)

Portfolio of Investments (Continued)

January 31, 2018 (Unaudited)

Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (US Dollars)
FOREIGN SOVEREIGN BONDS AND NOTES (Continued)

	Philippines (Continued)
10,000,000	Philippine Government International Bond (PHP)	3.90%	11/26/22	$194,123

				758,353

	Poland – 4.7%
600,000	Republic of Poland Government Bond (PLN)	5.50%	10/25/19	191,357
3,610,000	Republic of Poland Government Bond (PLN)	4.00%	10/25/23	1,141,519
2,465,000	Republic of Poland Government Bond (PLN)	5.75%	04/25/29	902,959

				2,235,835

	Romania – 4.7%
1,790,000	Romania Government Bond (RON)	5.95%	06/11/21	513,941
4,170,000	Romania Government Bond (RON)	5.85%	04/26/23	1,206,230
1,800,000	Romania Government Bond (RON)	5.80%	07/26/27	529,498

				2,249,669

	South Africa – 8.3%
30,465,000	Republic of South Africa Government Bond (ZAR)	10.50%	12/21/26	2,895,477
17,730,000	Republic of South Africa Government Bond (ZAR)	6.25%	03/31/36	1,094,588

				3,990,065

	Thailand – 6.9%
68,150,000	Thailand Government Bond (THB)	3.63%	06/16/23	2,371,080
27,500,000	Thailand Government Bond (THB)	3.65%	06/20/31	966,450

				3,337,530

	Turkey – 4.7%
3,390,000	Turkey Government Bond (TRY)	10.50%	01/15/20	871,730
6,255,000	Turkey Government Bond (TRY)	8.00%	03/12/25	1,385,338

				2,257,068

	Total Foreign Sovereign Bonds and Notes			43,588,204

	(Cost $41,159,440)

FOREIGN CORPORATE BONDS AND NOTES – 5.0%
	Supranationals – 5.0%
4,730,000	European Investment Bank (ZAR)	6.00%	10/21/19	391,172
600,000	International Finance Corp. (BRL)	10.50%	04/17/18	190,493
37,800,000	International Finance Corp. (INR)	7.80%	06/03/19	608,707
77,000,000	International Finance Corp. (INR)	6.30%	11/25/24	1,216,174

	Total Foreign Corporate Bonds and Notes			2,406,546

	(Cost $2,342,296)

	Total Investments – 95.7%			45,994,750
	(Cost $43,501,736) (a)
	Net Other Assets and Liabilities – 4.3%			2,088,510

	Net Assets – 100.0%			$48,083,260

See Notes to Portfolio of Investments

First Trust Emerging Markets Local Currency Bond ETF (FEMB)

Portfolio of Investments (Continued)

January 31, 2018 (Unaudited)

Forward Foreign Currency Contracts
Settlement Date	Counterparty	Amount Purchased		Amount Sold		Purchase Value as of 1/31/2018	Sale Value as of 1/31/2018	Unrealized Appreciation/ (Depreciation)
02/22/18	BNS	COP	2,030,000,000	USD	715,217	$714,539	$715,217	$ (678)
02/22/18	BNS	INR	162,000,000	USD	2,525,627	2,540,689	2,525,627	15,062
02/22/18	BNS	KRW	2,000,000,000	USD	1,871,520	1,873,349	1,871,520	1,829
02/22/18	BBH	MXN	8,000,000	USD	426,864	428,510	426,864	1,646
02/22/18	BNS	RUB	260,000,000	USD	4,557,629	4,614,118	4,557,629	56,489
Net Unrealized Appreciation (Depreciation)								$ 74,348

Counterparty Abbreviations

BBH	Brown Brothers Harriman and Co.
BNS	Bank of Nova Scotia

(a)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of January 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $3,106,086 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $538,724. The net unrealized appreciation was $2,567,362. The amounts presented are inclusive of derivative contracts.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of January 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

ASSETS TABLE

	Total Value at 1/31/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs

Foreign Sovereign Bonds and Notes*	$43,588,204	$ —	$43,588,204	$ —
Foreign Corporate Bonds and Notes*	2,406,546	—	2,406,546	—

Total Investments	45,994,750	—	45,994,750	—
Forward Foreign Currency Contracts	75,026	—	75,026	—

Total	$46,069,776	$ —	$46,069,776	$ —

LIABILITIES TABLE
	Total Value at 1/31/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs

Forward Foreign Currency Contracts	$(678)	$ —	$(678)	$ —

*	See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at January 31, 2018.

See Notes to Portfolio of Investments

First Trust Emerging Markets Local Currency Bond ETF (FEMB)

Portfolio of Investments (Continued)

January 31, 2018 (Unaudited)

Credit Quality†	% of Total Investments (including cash)
AAA	5.1%
AA-	4.9
A+	8.0
A	4.8
A-	21.9
BBB	19.0
BBB-	21.1
BB	12.8
Not Rated	0.5
Cash	1.9
Total	100.0%

†	The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (“NRSROs”), including Standard & Poor’s Ratings Group, a division of the McGraw-Hill Companies, Inc., Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest ratings are used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the credit worthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

Currency Exposure Diversification	% of Total Investments (including cash) ††
BRL	13.2%
IDR	10.4
RUB	9.8
ZAR	9.3
INR	9.3
THB	7.1
COP	6.9
MXN	5.9
CLP	5.4
PEN	5.3
TRY	4.9
MYR	4.8
PLN	4.8
HUF	4.6
CZK	4.4
RON	4.0
KRW	4.0
ILS	3.6
PHP	1.6
USD	-19.3
Total	100.0%

††	The weightings include the impact of currency forwards.

Currency Abbreviations
BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Republic Koruna
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian New Leu
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand

See Notes to Portfolio of Investments

Notes to Portfolio of Investments

First Trust Emerging Markets Local Currency Bond ETF (FEMB)

January 31, 2018 (Unaudited)

1. Organization

First Trust Exchange-Traded Fund III (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on January 9, 2008, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Trust consists of thirteen funds that are currently offering shares. This report covers the First Trust Emerging Markets Local Currency Bond ETF (the “Fund”), a non-diversified series of the Trust, which trades under the ticker FEMB on The Nasdaq Stock Market, LLC (“Nasdaq”).

The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.”

2. Valuation and Investment Practices

A. Portfolio Valuation

The Fund’s net asset value (“NAV”) is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund’s NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund’s investments are valued as follows:

Bonds, notes and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by a third-party pricing service approved by the Trust’s Board of Trustees, which may use the following valuation inputs when available:

1)	benchmark yields;
2)	reported trades;
3)	broker/dealer quotes;
4)	issuer spreads;
5)	benchmark securities;
6)	bids and offers; and
7)	reference data including market research publications.

Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor’s Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:

1)	the credit conditions in the relevant market and changes thereto;
2)	the liquidity conditions in the relevant market and changes thereto;
3)	the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);
4)	issuer-specific conditions (such as significant credit deterioration); and
5)	any other market-based data the Advisor’s Pricing Committee considers relevant. In this regard, the Advisor’s Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

Forward foreign currency contracts are fair valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the thirty, sixty, ninety, and one-hundred eighty day forward rates provided by a third-party pricing service.

Notes to Portfolio of Investments (Continued)

First Trust Emerging Markets Local Currency Bond ETF (FEMB)

January 31, 2018 (Unaudited)

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

1)	the fundamental business data relating to the issuer, or economic data relating to the country of issue;
2)	an evaluation of the forces which influence the market in which these securities are purchased and sold;
3)	the type, size and cost of the security;
4)	the financial statements of the issuer, or the financial condition of the country of issue;
5)	the credit quality and cash flow of the issuer, or country of issue, based on the Advisor’s or external analysis;
6)	the information as to any transactions in or offers for the security;
7)	the price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies;
8)	the coupon payments;
9)	the quality, value and salability of collateral, if any, securing the security;
10)	the business prospects of the issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer’s management (for corporate debt only);
11)	the economic, political and social prospects/developments of the country of issue and the assessment of the country’s governmental leaders/officials (for sovereign debt only);
12)	the prospects for the issuer’s industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry (for corporate debt only); and
13)	other relevant factors.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

o	Quoted prices for similar investments in active markets.
o	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of January 31, 2018, is included with the Fund’s Portfolio of Investments.

Notes to Portfolio of Investments (Continued)

First Trust Emerging Markets Local Currency Bond ETF (FEMB)

January 31, 2018 (Unaudited)

B. Securities Transactions

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

C. Forward Foreign Currency Contracts

The Fund is subject to foreign currency risk in the normal course of pursuing its investment objective. Forward foreign currency contracts are agreements between two parties (“Counterparties”) to exchange one currency for another at a future date and at a specified price. The Fund uses forward foreign currency contracts to facilitate transactions in foreign securities and to manage the Fund’s foreign currency exposure. These contracts are valued daily, and the Fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included on the Forward Foreign Currency Contracts table in the Portfolio of Investments. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency, securities values and interest rates. Due to the risks, the Fund could incur losses in excess of the net unrealized value shown on the Forward Foreign Currency Contracts table in the Portfolio of Investments. In the event of default by the Counterparty, the Fund will provide notice to the Counterparty of the Fund’s intent to convert the currency held by the Fund into the currency that the Counterparty agreed to exchange with the Fund. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances.

D. Foreign Currency

The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received.

3. Derivative Transactions

During the fiscal year-to-date period (November 1, 2017 to January 31, 2018), the notional values of forward foreign currency contracts opened and closed were $75,794,671 and $89,348,742, respectively.

First Trust RiverFront Dynamic Asia Pacific ETF (RFAP)

Portfolio of Investments

January 31, 2018 (Unaudited)

Shares	Description	Value

COMMON STOCKS (a) – 98.1%
	Australia – 13.6%
16,469	AGL Energy Ltd.	$311,066
143,091	AMP Ltd.	605,339
41,627	Australia & New Zealand Banking Group Ltd.	958,660
12,823	BHP Billiton Ltd.	312,050
2,908	Cochlear Ltd.	407,072
20,771	Commonwealth Bank of Australia	1,320,069
107,559	Fortescue Metals Group Ltd.	429,888
270,027	Lynas Corp Ltd. (b)	469,990
9,827	Perpetual Ltd.	414,776
89,953	Qantas Airways Ltd.	381,991
22,316	QBE Insurance Group Ltd.	193,848
25,578	Westpac Banking Corp.	638,109
112,036	Whitehaven Coal Ltd.	445,976

		6,888,834

	Bermuda – 0.7%
5,400	Jardine Matheson Holdings Ltd.	342,792

	Canada – 4.0%
3,867	Canadian National Railway Co.	309,926
1,727	Canadian Pacific Railway Ltd.	319,762
56,879	Centerra Gold, Inc. (b)	293,644
13,454	CI Financial Corp.	323,880
54,091	Lundin Mining Corp.	390,950
2,928	Shopify, Inc., Class A (b)	373,832

		2,011,994

	Cayman Islands – 4.6%
20,267	AAC Technologies Holdings, Inc.	338,878
28,587	ASM Pacific Technology Ltd.	390,289
43,795	Kingboard Chemical Holdings Ltd.	241,015
7,253	Tencent Holdings Ltd.	429,840
271,748	WH Group Ltd. (c)	336,617
161,460	Wynn Macau Ltd.	569,666

		2,306,305

	Hong Kong – 3.4%
96,991	Hang Lung Group Ltd.	368,863
835,766	PCCW Ltd.	481,845
42,667	Swire Pacific Ltd., Class A	426,798
103,391	Wharf Holdings (The) Ltd.	423,601

		1,701,107

	Japan – 65.1%
6,700	Aisin Seiki Co., Ltd.	390,941
12,780	Aozora Bank Ltd.	517,428
12,400	Asahi Group Holdings Ltd.	623,691
41,400	Astellas Pharma, Inc.	546,084
20,600	Canon, Inc.	820,641
15,100	Capcom Co., Ltd.	574,705
21,380	Central Glass Co., Ltd.	477,853
3,100	Central Japan Railway Co.	586,379

Shares	Description	Value

	Japan (Continued)
2,900	Daito Trust Construction Co., Ltd.	$506,444
82,000	Daiwa Securities Group, Inc.	587,528
1,800	Disco Corp.	421,105
18,100	Electric Power Development Co., Ltd.	513,140
14,000	Haseko Corp.	218,522
12,400	Hitachi High-Technologies Corp.	581,552
27,300	Honda Motor Co., Ltd.	956,763
26,200	Ishihara Sangyo Kaisha Ltd. (b)	494,385
6,500	Itochu Techno-Solutions Corp.	285,197
12,400	Japan Airlines Co., Ltd.	467,172
14,000	Japan Petroleum Exploration Co., Ltd.	386,003
22,500	JFE Holdings, Inc.	533,491
53,000	Kajima Corp.	523,834
29,400	KDDI Corp.	741,396
1,400	Keyence Corp.	851,901
38,800	Kobe Steel Ltd. (b)	402,323
36,200	Komori Corp.	480,478
10,000	Kyudenko Corp.	458,001
29,300	Matsui Securities Co., Ltd.	277,782
5,900	Matsumotokiyoshi Holdings Co., Ltd.	241,848
42,700	Mazda Motor Corp.	598,238
28,200	Mitsubishi Chemical Holdings Corp.	305,971
14,500	Mitsubishi Gas Chemical Co., Inc.	409,087
12,880	Mitsubishi Heavy Industries Ltd.	483,959
19,670	Mitsubishi Steel Manufacturing Co., Ltd.	506,299
22,400	Mitsubishi UFJ Financial Group, Inc.	168,415
352,500	Mizuho Financial Group, Inc.	662,895
14,600	MS&AD Insurance Group Holdings, Inc.	496,296
23,800	NET One Systems Co., Ltd.	359,496
14,200	Nexon Co., Ltd. (b)	471,512
2,100	Nintendo Co., Ltd.	922,753
90,900	Nippon Denko Co., Ltd.	426,315
19,200	Nippon Paper Industries Co., Ltd.	364,760
41,000	Nippon Sheet Glass Co., Ltd. (b)	369,928
13,400	Nippon Telegraph & Telephone Corp.	637,166
38,100	Nissan Motor Co., Ltd.	406,058
22,900	Nisshin Steel Co., Ltd.	385,757
23,900	NTT DOCOMO, Inc.	592,082
81,000	Oji Holdings Corp.	554,246
4,300	Oracle Corp.	345,828
15,400	Panasonic Corp.	228,383
199,700	Pioneer Corp. (b)	424,388
22,600	Recruit Holdings Co., Ltd.	550,457
32,700	Sega Sammy Holdings, Inc.	456,188
31,500	Shikoku Electric Power Co., Inc.	355,482

See Notes to Portfolio of Investments

First Trust RiverFront Dynamic Asia Pacific ETF (RFAP)

Portfolio of Investments (Continued)

January 31, 2018 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Japan (Continued)
3,500	SoftBank Group Corp.	$287,900
9,700	Square Enix Holdings Co., Ltd.	442,040
13,500	Start Today Co., Ltd.	396,331
35,100	Sumitomo Electric Industries Ltd.	598,182
18,600	Sumitomo Mitsui Financial Group, Inc.	831,096
11,000	Suzuki Motor Corp.	627,535
9,500	Takeda Pharmaceutical Co., Ltd.	558,235
11,800	Tokai Rika Co., Ltd.	255,305
3,100	Tokyo Electron Ltd.	580,984
9,100	Tokyo Seimitsu Co., Ltd.	396,776
27,600	Toyo Seikan Group Holdings Ltd.	444,957
5,000	Trend Micro, Inc.	269,305
2,200	Yakult Honsha Co., Ltd.	183,787
17,400	Yamaha Motor Co., Ltd.	576,972
8,600	Yaskawa Electric Corp.	442,722

		32,840,673

	Malaysia – 2.1%
199,700	Malayan Banking Bhd	517,470
693,900	Sime Darby Bhd	544,759

		1,062,229

	New Zealand – 0.7%
77,003	Auckland International Airport Ltd.	379,923

	Singapore – 3.9%
19,600	City Developments Ltd.	198,122
1,098,000	Hutchison Port Holdings Trust	455,670
50,300	Singapore Airlines Ltd.	433,674
70,900	Singapore Exchange Ltd.	443,192
305,700	Yanlord Land Group Ltd.	431,121

		1,961,779

	Total Common Stocks	49,495,636

	(Cost $46,056,665)
EXCHANGE-TRADED FUNDS (a) – 0.9%
	United States – 0.9%
7,000	iShares Core MSCI Pacific ETF	437,220

	(Cost $437,388)

REAL ESTATE INVESTMENT TRUSTS (a) – 0.8%
	Singapore – 0.8%
275,900	CapitaLand Commercial Trust	393,302

	(Cost $402,135)
	Total Investments – 99.8%	50,326,158
	(Cost $46,896,188) (d)
	Net Other Assets and Liabilities – 0.2%	125,268

	Net Assets – 100.0%	$50,451,426

(a)	Portfolio securities are categorized based upon their country of incorporation. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	Non-income producing security.
(c)	This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(d)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of January 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $3,648,153 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $218,183. The net unrealized appreciation was $3,429,970.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of January 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

	Total Value at 1/31/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs

Common Stocks*	$49,495,636	$49,495,636	$—	$—
Exchange-Traded Funds*	437,220	437,220	—	—
Real Estate Investment Trusts*	393,302	393,302	—	—

Total Investments	$50,326,158	$50,326,158	$—	$—

*	See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at January 31, 2018.

See Notes to Portfolio of Investments

First Trust RiverFront Dynamic Asia Pacific ETF (RFAP)

Portfolio of Investments (Continued)

January 31, 2018 (Unaudited)

Currency Exposure Diversification	% of Total Investments
JPY	65.3%
AUD	13.7
HKD	8.0
CAD	4.0
SGD	3.8
USD	2.4
MYR	2.1
NZD	0.7
Total	100.0%

Currency Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
HKD	Hong Kong Dollar
JPY	Japanese Yen
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
SGD	Singapore Dollar
USD	United States Dollar

Sector Allocation	% of Total Investments
Information Technology	19.0%
Financials	17.8
Industrials	15.0
Materials	13.4
Consumer Discretionary	13.3
Real Estate	5.5
Telecommunication Services	5.4
Health Care	3.0
Consumer Staples	2.8
Utilities	2.3
Energy	1.6
Other**	0.9
Total	100.0%

**	Exchange-Traded Fund with holdings representing multiple sectors.

See Notes to Portfolio of Investments

First Trust RiverFront Dynamic Developed International ETF (RFDI)

Portfolio of Investments

January 31, 2018 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) – 99.3%
	Australia – 4.7%
63,302	AGL Energy Ltd.	$1,195,645
550,037	AMP Ltd.	2,326,904
160,004	Australia & New Zealand Banking Group Ltd.	3,684,854
49,570	BHP Billiton Ltd.	1,206,294
11,179	Cochlear Ltd.	1,564,876
79,842	Commonwealth Bank of Australia	5,074,234
417,433	Fortescue Metals Group Ltd.	1,668,383
1,047,937	Lynas Corp Ltd. (b)	1,823,963
37,766	Perpetual Ltd.	1,594,020
345,740	Qantas Airways Ltd.	1,468,207
86,240	QBE Insurance Group Ltd.	749,126
98,320	Westpac Banking Corp.	2,452,845
430,632	Whitehaven Coal Ltd.	1,714,196

		26,523,547

	Austria – 0.8%
34,167	OMV AG	2,199,903
33,778	voestalpine AG	2,192,471

		4,392,374

	Bermuda – 0.2%
20,800	Jardine Matheson Holdings Ltd.	1,320,384

	Canada – 1.4%
14,788	Canadian National Railway Co.	1,185,204
6,579	Canadian Pacific Railway Ltd.	1,218,131
215,771	Centerra Gold, Inc. (b)	1,113,940
51,397	CI Financial Corp.	1,237,289
205,291	Lundin Mining Corp.	1,483,770
11,261	Shopify, Inc., Class A (b)	1,437,746

		7,676,080

	Cayman Islands – 1.6%
77,888	AAC Technologies Holdings, Inc.	1,302,340
109,850	ASM Pacific Technology Ltd.	1,499,745
170,289	Kingboard Chemical Holdings Ltd.	937,143
27,792	Tencent Holdings Ltd.	1,647,060
1,045,015	WH Group Ltd. (c)	1,294,471
621,197	Wynn Macau Ltd.	2,191,717

		8,872,476

	Denmark – 2.6%
29,236	DSV A.S.	2,404,429
91,369	Novo Nordisk A.S., Class B	5,081,729
39,644	Novozymes A.S., Class B	2,198,954
44,942	Orsted A.S. (c)	2,728,983
66,657	William Demant Holding A.S. (b)	2,106,070

		14,520,165

	Finland – 1.0%
32,870	Neste OYJ	2,272,287

Shares	Description	Value

	Finland (Continued)
55,233	Sampo OYJ, Class A	$3,207,231

		5,479,518

	France – 9.4%
10,168	Aeroports de Paris	2,112,009
187,258	Air France-KLM (b)	2,908,452
22,332	Atos SE	3,521,239
34,198	AXA S.A.	1,124,939
65,107	BNP Paribas S.A.	5,383,517
31,958	Casino Guichard Perrachon S.A.	1,868,411
7,198	Christian Dior SE	2,784,668
215,210	Credit Agricole S.A.	4,054,669
16,697	Eramet (b)	2,354,946
4,445	Hermes International	2,456,921
14,331	Ipsen S.A.	2,009,680
9,059	Kering S.A.	4,586,609
20,346	LVMH Moet Hennessy Louis Vuitton SE	6,380,821
64,861	Societe Generale S.A.	3,773,148
94,900	TOTAL S.A.	5,494,680
77,289	Vivendi S.A.	2,267,491

		53,082,200

	Germany – 7.4%
27,222	Allianz SE	6,877,786
17,043	Bayer AG	2,230,659
18,348	Beiersdorf AG	2,175,486
32,216	Covestro AG (c)	3,702,994
90,776	Deutsche Lufthansa AG	3,239,083
143,655	Deutsche Telekom AG	2,519,262
46,989	Deutsche Wohnen SE	2,123,547
231,700	E.ON SE	2,433,376
28,922	Fraport AG Frankfurt Airport Services Worldwide	3,419,888
105,371	METRO AG (b)	2,289,409
7,006	Puma SE	2,948,723
108,367	RWE AG	2,168,834
12,786	SAP SE	1,441,877
48,884	Vonovia SE	2,410,077
35,747	Zalando SE (b) (c)	2,093,928

		42,074,929

	Hong Kong – 1.2%
377,742	Hang Lung Group Ltd.	1,436,575
3,213,154	PCCW Ltd.	1,852,483
163,654	Swire Pacific Ltd., Class A	1,637,032
402,406	Wharf Holdings (The) Ltd.	1,648,688

		6,574,778

	Ireland – 0.4%
17,761	Paddy Power Betfair PLC	2,059,579

	Italy – 2.6%
770,877	Enel S.p.A.	4,890,691
539,934	Intesa Sanpaolo S.p.A.	2,118,657
957,754	Intesa Sanpaolo S.p.A.	3,652,913

See Notes to Portfolio of Investments

First Trust RiverFront Dynamic Developed International ETF (RFDI)

Portfolio of Investments (Continued)

January 31, 2018 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Italy (Continued)
227,080	Poste Italiane S.p.A. (c)	$1,878,789
47,282	Recordati S.p.A.	2,152,638

		14,693,688

	Japan – 22.3%
26,800	Aisin Seiki Co., Ltd.	1,563,763
49,660	Aozora Bank Ltd.	2,010,600
47,500	Asahi Group Holdings Ltd.	2,389,141
159,600	Astellas Pharma, Inc.	2,105,194
79,500	Canon, Inc.	3,167,038
59,500	Capcom Co., Ltd.	2,264,564
82,420	Central Glass Co., Ltd.	1,842,125
12,300	Central Japan Railway Co.	2,326,601
11,400	Daito Trust Construction Co., Ltd.	1,990,849
317,000	Daiwa Securities Group, Inc.	2,271,296
6,400	Disco Corp.	1,497,261
69,500	Electric Power Development Co., Ltd.	1,970,344
53,700	Haseko Corp.	838,186
47,600	Hitachi High-Technologies Corp.	2,232,408
104,500	Honda Motor Co., Ltd.	3,662,334
101,800	Ishihara Sangyo Kaisha Ltd. (b)	1,920,931
26,000	Itochu Techno-Solutions Corp.	1,140,790
48,100	Japan Airlines Co., Ltd.	1,812,176
53,200	Japan Petroleum Exploration Co., Ltd.	1,466,813
86,200	JFE Holdings, Inc.	2,043,865
201,000	Kajima Corp.	1,986,617
113,600	KDDI Corp.	2,864,714
4,800	Keyence Corp.	2,920,802
149,400	Kobe Steel Ltd. (b)	1,549,151
138,400	Komori Corp.	1,836,966
38,100	Kyudenko Corp.	1,744,985
113,600	Matsui Securities Co., Ltd.	1,076,999
21,800	Matsumotokiyoshi Holdings Co., Ltd.	893,606
164,000	Mazda Motor Corp.	2,297,683
107,400	Mitsubishi Chemical Holdings Corp.	1,165,295
55,400	Mitsubishi Gas Chemical Co., Inc.	1,562,994
49,960	Mitsubishi Heavy Industries Ltd.	1,877,218
76,520	Mitsubishi Steel Manufacturing Co., Ltd.	1,969,600
86,200	Mitsubishi UFJ Financial Group, Inc.	648,099
1,354,800	Mizuho Financial Group, Inc.	2,547,774
55,600	MS&AD Insurance Group Holdings, Inc.	1,890,003
90,600	NET One Systems Co., Ltd.	1,368,502
54,200	Nexon Co., Ltd. (b)	1,799,716
7,300	Nintendo Co., Ltd.	3,207,667
349,400	Nippon Denko Co., Ltd.	1,638,663

Shares	Description	Value

	Japan (Continued)
74,000	Nippon Paper Industries Co., Ltd.	$1,405,844
156,900	Nippon Sheet Glass Co., Ltd. (b)	1,415,650
51,500	Nippon Telegraph & Telephone Corp.	2,448,809
146,700	Nissan Motor Co., Ltd.	1,563,483
87,800	Nisshin Steel Co., Ltd.	1,479,016
92,700	NTT DOCOMO, Inc.	2,296,484
313,000	Oji Holdings Corp.	2,141,715
16,400	Oracle Corp.	1,318,970
60,100	Panasonic Corp.	891,288
767,300	Pioneer Corp. (b)	1,630,609
87,200	Recruit Holdings Co., Ltd.	2,123,888
128,100	Sega Sammy Holdings, Inc.	1,787,087
121,000	Shikoku Electric Power Co., Inc.	1,365,503
13,700	SoftBank Group Corp.	1,126,921
37,000	Square Enix Holdings Co., Ltd.	1,686,132
51,900	Start Today Co., Ltd.	1,523,674
134,800	Sumitomo Electric Industries Ltd.	2,297,292
70,500	Sumitomo Mitsui Financial Group, Inc.	3,150,124
43,100	Suzuki Motor Corp.	2,458,796
36,200	Takeda Pharmaceutical Co., Ltd.	2,127,169
46,000	Tokai Rika Co., Ltd.	995,255
12,400	Tokyo Electron Ltd.	2,323,935
34,600	Tokyo Seimitsu Co., Ltd.	1,508,620
105,700	Toyo Seikan Group Holdings Ltd.	1,704,058
19,000	Trend Micro, Inc.	1,023,358
9,400	Yakult Honsha Co., Ltd.	785,271
66,600	Yamaha Motor Co., Ltd.	2,208,409
33,400	Yaskawa Electric Corp.	1,719,410

		125,870,103

	Luxembourg – 0.8%
79,504	ArcelorMittal (b)	2,884,747
122,098	Subsea 7 S.A.	1,900,629

		4,785,376

	Malaysia – 0.7%
767,400	Malayan Banking Bhd	1,988,516
2,668,500	Sime Darby Bhd	2,094,955

		4,083,471

	Netherlands – 6.9%
23,661	ASML Holding N.V.	4,794,215
36,833	BE Semiconductor Industries N.V.	3,544,076
261,090	CNH Industrial N.V.	3,862,322
32,617	EXOR N.V.	2,519,638
32,216	Ferrari N.V.	3,841,386
202,373	Fiat Chrysler Automobiles N.V. (b)	4,889,948
118,509	Koninklijke Ahold Delhaize N.V.	2,644,013
970,991	Koninklijke KPN N.V.	3,399,606

See Notes to Portfolio of Investments

First Trust RiverFront Dynamic Developed International ETF (RFDI)

Portfolio of Investments (Continued)

January 31, 2018 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Netherlands (Continued)
27,190	NXP Semiconductors N.V. (b)	$3,271,501
157,806	STMicroelectronics N.V.	3,767,619
43,087	Unilever N.V.	2,495,526

		39,029,850

	New Zealand – 0.3%
295,884	Auckland International Airport Ltd.	1,459,856

	Norway – 2.5%
128,410	DNB ASA	2,605,213
101,076	Gjensidige Forsikring ASA	1,906,426
473,508	Norsk Hydro ASA	3,452,003
41,657	Schibsted ASA, Class A	1,338,510
125,630	Statoil ASA	2,933,415
217,942	Storebrand ASA	1,952,994

		14,188,561

	Singapore – 1.3%
76,700	City Developments Ltd.	775,303
4,262,900	Hutchison Port Holdings Trust	1,769,103
194,500	Singapore Airlines Ltd.	1,676,929
272,000	Singapore Exchange Ltd.	1,700,259
1,174,900	Yanlord Land Group Ltd.	1,656,933

		7,578,527

	Spain – 2.5%
23,996	Amadeus IT Group S.A.	1,861,419
249,027	Banco Bilbao Vizcaya Argentaria S.A.	2,339,870
281,850	Banco Santander S.A.	2,093,636
453,588	International Consolidated Airlines Group S.A.	4,122,274
207,932	Repsol S.A.	3,912,384

		14,329,583

	Sweden – 6.7%
42,051	Atlas Copco AB, Class A	1,971,833
60,791	Atlas Copco AB, Class B	2,536,591
39,404	Hexagon AB, Class B	2,346,768
84,142	ICA Gruppen AB	3,286,705
78,225	Industrivarden AB, Class C	2,083,710
55,239	Investor AB, Class B	2,699,595
59,745	Kinnevik AB, Class B	2,179,052
356,321	Nordea Bank AB	4,397,093
212,077	Sandvik AB	4,175,655
170,806	Swedbank AB, Class A	4,365,579
30,789	Swedish Match AB	1,247,205
164,881	Tele2 AB, Class B	2,062,294
214,246	Volvo AB, Class B	4,373,339

		37,725,419

	Switzerland – 7.7%
1,312	Georg Fischer AG	1,900,162
768	Givaudan S.A.	1,848,316
9,130	Lonza Group AG	2,539,626

Shares	Description	Value

	Switzerland (Continued)
91,389	Nestle S.A.	$7,896,324
40,136	Novartis AG	3,630,890
105,804	OC Oerlikon Corp. AG	1,888,160
62,138	Oriflame Holding AG	2,782,051
3,182	Partners Group Holding AG	2,473,465
11,975	Roche Holding AG	2,952,097
879	SGS S.A.	2,363,832
459	Sika AG	3,977,260
20,681	Sonova Holding AG	3,335,179
2,835	Straumann Holding AG	2,165,657
24,885	Vifor Pharma AG	3,662,901

		43,415,920

	United Kingdom – 14.3%
179,376	3i Group PLC	2,372,155
138,280	Anglo American PLC	3,354,611
151,639	Antofagasta PLC	2,004,486
94,216	Ashtead Group PLC	2,815,913
80,933	Associated British Foods PLC	3,140,565
35,240	Berkeley Group Holdings PLC	1,984,408
234,835	BP PLC	1,670,820
127,313	British American Tobacco PLC	8,711,083
89,306	Burberry Group PLC	2,002,190
57,605	Carnival PLC	4,064,986
32,123	Coca-Cola European Partners PLC	1,289,794
173,776	Diageo PLC	6,248,585
84,006	Hargreaves Lansdown PLC	2,215,550
289,933	Howden Joinery Group PLC	1,911,344
718,527	HSBC Holdings PLC	7,662,726
32,803	Intertek Group PLC	2,339,945
165,589	Kaz Minerals PLC (b)	1,924,153
460,638	Kingfisher PLC	2,269,508
874,310	Legal & General Group PLC	3,359,199
35,844	Next PLC	2,591,477
60,415	Persimmon PLC	2,146,221
214,905	Rolls-Royce Holdings PLC	2,660,758
201,464	Royal Dutch Shell PLC, Class A	7,043,948
202,952	Sage Group (The) PLC	2,158,905
615,826	Taylor Wimpey PLC	1,666,569
17,051	Unilever PLC	968,394

		80,578,293

	Total Common Stocks	560,314,677

	(Cost $504,704,331)

EXCHANGE-TRADED FUNDS (a) – 0.3%
	United States – 0.3%
24,344	iShares Core MSCI EAFE ETF	1,692,638

	(Cost $1,695,535)

See Notes to Portfolio of Investments

First Trust RiverFront Dynamic Developed International ETF (RFDI)

Portfolio of Investments (Continued)

January 31, 2018 (Unaudited)

Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS (a) – 0.3%
	Singapore – 0.3%
1,061,700	CapitaLand Commercial Trust	$1,513,477

	(Cost $1,549,824)
	Total Investments – 99.9%	563,520,792
	(Cost $507,949,690) (d)
	Net Other Assets and Liabilities – 0.1%	755,099

	Net Assets – 100.0%	$564,275,891

(a)	Portfolio securities are categorized based upon their country of incorporation. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	Non-income producing security.
(c)	This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(d)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of January 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $56,909,974 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,338,872. The net unrealized appreciation was $55,571,102.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of January 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

	Total Value at 1/31/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs

Common Stocks*	$560,314,677	$560,314,677	$—	$—
Exchange-Traded Funds*	1,692,638	1,692,638	—	—
Real Estate Investment Trusts*	1,513,477	1,513,477	—	—

Total Investments	$563,520,792	$563,520,792	$—	$—

*	See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at January 31, 2018.

Currency Exposure Diversification	% of Total Investments
EUR	31.2%
JPY	22.3
GBP	14.1
CHF	7.2
SEK	7.2
AUD	4.7
NOK	2.9
HKD	2.7
DKK	2.6
USD	1.4
CAD	1.4
SGD	1.3
MYR	0.7
NZD	0.3
Total	100.0%

Currency Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar

Sector Allocation	% of Total Investments
Financials	20.2%
Industrials	14.2
Consumer Discretionary	13.9
Information Technology	11.1
Materials	9.9
Consumer Staples	9.3
Health Care	6.7
Energy	5.4
Telecommunication Services	3.3
Utilities	3.0
Real Estate	2.7
Other**	0.3
Total	100.0%

**	Exchange-Traded Fund with holdings representing multiple sectors.

See Notes to Portfolio of Investments

First Trust RiverFront Dynamic Europe ETF (RFEU)

Portfolio of Investments

January 31, 2018 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) – 99.9%
	Austria – 1.2%
13,429	OMV AG	$864,650
12,966	voestalpine AG	841,600

		1,706,250

	Denmark – 3.9%
11,205	DSV A.S.	921,522
35,017	Novo Nordisk A.S., Class B	1,947,563
15,196	Novozymes A.S., Class B	842,884
17,224	Orsted A.S. (b)	1,045,882
25,547	William Demant Holding A.S. (c)	807,174

		5,565,025

	Finland – 1.5%
12,583	Neste OYJ	869,856
21,071	Sampo OYJ, Class A	1,223,536

		2,093,392

	France – 14.3%
3,895	Aeroports de Paris	809,036
70,921	Air France-KLM (c)	1,101,530
8,563	Atos SE	1,350,187
12,956	AXA S.A.	426,186
24,913	BNP Paribas S.A.	2,059,987
12,224	Casino Guichard Perrachon S.A.	714,671
2,756	Christian Dior SE	1,066,205
82,498	Credit Agricole S.A.	1,554,305
6,374	Eramet (c)	898,989
1,694	Hermes International	936,338
5,466	Ipsen S.A.	766,514
3,471	Kering S.A.	1,757,381
7,770	LVMH Moet Hennessy Louis Vuitton SE	2,436,793
24,869	Societe Generale S.A.	1,446,700
36,257	TOTAL S.A.	2,099,269
29,485	Vivendi S.A.	865,026

		20,289,117

	Germany – 11.3%
10,393	Allianz SE	2,625,848
6,517	Bayer AG	852,972
7,009	Beiersdorf AG	831,043
12,402	Covestro AG (b)	1,425,519
34,725	Deutsche Lufthansa AG	1,239,062
54,961	Deutsche Telekom AG	963,845
17,987	Deutsche Wohnen SE	812,876
88,310	E.ON SE	927,456
11,056	Fraport AG Frankfurt Airport Services Worldwide	1,307,319
40,429	METRO AG (c)	878,406
2,682	Puma SE	1,128,815
41,391	RWE AG	828,391
4,892	SAP SE	551,671
18,731	Vonovia SE	923,475

Shares	Description	Value
	Germany (Continued)
13,685	Zalando SE (b) (c)	$801,617

		16,098,315

	Ireland – 0.6%
6,812	Paddy Power Betfair PLC	789,925

	Italy – 4.0%
293,754	Enel S.p.A.	1,863,669
206,464	Intesa Sanpaolo S.p.A.	810,148
366,469	Intesa Sanpaolo S.p.A.	1,397,728
86,812	Poste Italiane S.p.A. (b)	718,255
18,110	Recordati S.p.A.	824,506

		5,614,306

	Luxembourg – 1.3%
30,479	ArcelorMittal (c)	1,105,909
46,904	Subsea 7 S.A.	730,128

		1,836,037

	Netherlands – 10.5%
9,059	ASML Holding N.V.	1,835,543
14,154	BE Semiconductor Industries N.V.	1,361,900
99,693	CNH Industrial N.V.	1,474,765
12,489	EXOR N.V.	964,766
12,338	Ferrari N.V.	1,471,164
77,343	Fiat Chrysler Automobiles N.V. (c)	1,868,843
45,337	Koninklijke Ahold Delhaize N.V.	1,011,498
371,840	Koninklijke KPN N.V.	1,301,876
10,420	NXP Semiconductors N.V. (c)	1,253,734
60,489	STMicroelectronics N.V.	1,444,175
16,413	Unilever N.V.	950,613

		14,938,877

	Norway – 3.8%
49,326	DNB ASA	1,000,738
38,829	Gjensidige Forsikring ASA	732,366
181,895	Norsk Hydro ASA	1,326,064
16,005	Schibsted ASA, Class A	514,268
48,262	Statoil ASA	1,126,900
83,720	Storebrand ASA	750,221

		5,450,557

	Spain – 3.9%
9,180	Amadeus IT Group S.A.	712,112
95,404	Banco Bilbao Vizcaya Argentaria S.A.	896,421
107,814	Banco Santander S.A.	800,863
173,114	International Consolidated Airlines Group S.A.	1,573,285
79,866	Repsol S.A.	1,502,734

		5,485,415

	Sweden – 10.2%
16,087	Atlas Copco AB, Class A	754,343
23,275	Atlas Copco AB, Class B	971,182

See Notes to Portfolio of Investments

First Trust RiverFront Dynamic Europe ETF (RFEU)

Portfolio of Investments (Continued)

January 31, 2018 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Sweden (Continued)
15,073	Hexagon AB, Class B	$897,697
32,168	ICA Gruppen AB	1,256,527
29,896	Industrivarden AB, Class C	796,352
21,126	Investor AB, Class B	1,032,453
22,884	Kinnevik AB, Class B	834,638
136,230	Nordea Bank AB	1,681,113
81,213	Sandvik AB	1,599,030
65,466	Swedbank AB, Class A	1,673,226
11,777	Swedish Match AB	477,064
63,291	Tele2 AB, Class B	791,629
82,210	Volvo AB, Class B	1,678,128

		14,443,382

	Switzerland – 11.7%
502	Georg Fischer AG	727,044
292	Givaudan S.A.	702,745
3,497	Lonza Group AG	972,735
35,004	Nestle S.A.	3,024,466
15,338	Novartis AG	1,387,547
40,520	OC Oerlikon Corp. AG	723,113
23,788	Oriflame Holding AG	1,065,040
1,218	Partners Group Holding AG	946,788
4,587	Roche Holding AG	1,130,795
338	SGS S.A.	908,959
174	Sika AG	1,507,719
7,936	Sonova Holding AG	1,279,821
1,084	Straumann Holding AG	828,068
9,500	Vifor Pharma AG	1,398,335

		16,603,175

	United Kingdom – 21.7%
68,576	3i Group PLC	906,882
52,863	Anglo American PLC	1,282,433
57,916	Antofagasta PLC	765,580
36,026	Ashtead Group PLC	1,076,739
30,981	Associated British Foods PLC	1,202,202
13,448	Berkeley Group Holdings PLC	757,274
89,888	BP PLC	639,541
48,687	British American Tobacco PLC	3,331,290
34,156	Burberry Group PLC	765,758
22,060	Carnival PLC	1,556,698
12,313	Coca-Cola European Partners PLC	494,388
66,517	Diageo PLC	2,391,798
32,281	Hargreaves Lansdown PLC	851,370
110,526	Howden Joinery Group PLC	728,627
275,350	HSBC Holdings PLC	2,936,468
12,554	Intertek Group PLC	895,518
62,949	Kaz Minerals PLC (c)	731,471
176,279	Kingfisher PLC	868,505
334,186	Legal & General Group PLC	1,283,981
13,723	Next PLC	992,156
23,116	Persimmon PLC	821,188
82,437	Rolls-Royce Holdings PLC	1,020,660
77,111	Royal Dutch Shell PLC, Class A	2,696,094

Shares	Description	Value
	United Kingdom (Continued)
77,659	Sage Group (The) PLC	$826,099
235,267	Taylor Wimpey PLC	636,688
6,465	Unilever PLC	367,173

		30,826,581

	Total Investments – 99.9%	141,740,354
	(Cost $124,911,172) (d)
	Net Other Assets and Liabilities – 0.1%	133,230

	Net Assets – 100.0%	$141,873,584

(a)	Portfolio securities are categorized based upon their country of incorporation. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(c)	Non-income producing security.
(d)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of January 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $17,009,264 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $180,082. The net unrealized appreciation was $16,829,182.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of January 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

	Total Value at 1/31/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs

Common Stocks*	$ 141,740,354	$141,740,354	$—	$—

*	See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at January 31, 2018.

See Notes to Portfolio of Investments

First Trust RiverFront Dynamic Europe ETF (RFEU)

Portfolio of Investments (Continued)

January 31, 2018 (Unaudited)

Currency Exposure Diversification	% of Total Investments
EUR	47.5%
GBP	21.4
CHF	11.0
SEK	10.9
NOK	4.4
DKK	3.9
USD	0.9
Total	100.0%

Currency Abbreviations

CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound Sterling
NOK	Norwegian Krone
SEK	Swedish Krona
USD	United States Dollar

Sector Allocation	% of Total Investments
Financials	21.4%
Consumer Discretionary	14.1
Industrials	13.8
Consumer Staples	12.7
Health Care	8.6
Materials	8.1
Energy	7.4
Information Technology	7.2
Utilities	3.3
Telecommunication Services	2.2
Real Estate	1.2
Total	100.0%

See Notes to Portfolio of Investments

First Trust RiverFront Dynamic Emerging Markets ETF (RFEM)

Portfolio of Investments

January 31, 2018 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) – 99.9%
	Bermuda – 1.0%
269,321	Haier Electronics Group Co., Ltd.	$922,680

	Brazil – 9.0%
140,166	Banco do Estado do Rio Grande do Sul S.A., Class B (Preference Shares)	734,706
36,729	BB Seguridade Participacoes S.A.	358,644
70,843	Braskem S.A., Class A (Preference Shares)	1,098,667
137,230	Centrais Eletricas Brasileiras S.A., Class B (Preference Shares)	1,020,395
70,439	Cia Hering	494,134
134,313	Eletropaulo Metropolitana Eletricidade de Sao Paulo S.A.	594,417
44,035	Estacio Participacoes S.A.	484,440
15,349	Guararapes Confeccoes S.A.	760,657
400,358	Metalurgica Gerdau S.A. (Preference Shares)	864,552
589,649	Oi S.A. (b)	666,270
231,181	Rumo S.A. (b)	1,035,453
91,438	Transmissora Alianca de Energia Eletrica S.A.	578,304

		8,690,639

	Cayman Islands – 20.6%
17,892	AAC Technologies Holdings, Inc.	299,166
22,373	Alibaba Group Holding Ltd., ADR (b)	4,570,580
9,846	Autohome, Inc., ADR	819,975
1,594	Baidu, Inc., ADR (b)	393,590
126,086	Kingboard Chemical Holdings Ltd.	693,883
3,364	NetEase, Inc., ADR	1,077,018
13,243	New Oriental Education & Technology Group, Inc., ADR	1,219,548
61,701	Sunny Optical Technology Group Co., Ltd.	854,214
33,729	TAL Education Group, ADR	1,098,553
98,155	Tencent Holdings Ltd.	5,817,039
8,903	Weibo Corp., ADR (b)	1,153,562
8,361	YY, Inc., ADR (b)	1,111,679
311,370	Zhongsheng Group Holdings Ltd.	782,540

		19,891,347

	Chile – 1.6%
55,062	CAP S.A.	712,902
15,123	Sociedad Quimica y Minera de
	Chile S.A., Class B (Preference Shares)	847,303

		1,560,205

Shares	Description	Value

	China – 9.6%
1,605,147	Agricultural Bank of China Ltd., Class H	$984,923
2,624,619	Bank of China Ltd., Class H	1,580,277
1,460,644	China Construction Bank Corp., Class H	1,684,213
957,434	China National Materials Co., Ltd., Class H	864,091
1,042,661	China Petroleum & Chemical Corp., Class H	901,023
282,608	Guangzhou Automobile Group Co., Ltd., Class H	640,169
1,996,209	Industrial & Commercial Bank of China Ltd., Class H	1,888,356
2,310,522	Metallurgical Corp. of China Ltd., Class H	732,500

		9,275,552

	Colombia – 1.0%
154,445	Almacenes Exito S.A.	973,038

	Czech Republic – 1.1%
164,335	Moneta Money Bank A.S. (c)	682,523
19,657	UNIPETROL A.S.	353,887

		1,036,410

	Egypt – 2.6%
28,185	Eastern Tobacco	742,131
495,593	Egyptian Financial Group-Hermes Holding Co.	573,047
131,867	ElSewedy Electric Co.	1,157,383

		2,472,561

	Hong Kong – 3.7%
287,916	China Everbright Ltd.	710,345
36,044	China Mobile Ltd.	380,592
3,003,572	China South City Holdings Ltd.	906,142
457,973	CITIC Ltd.	722,439
645,022	Sinotruk Hong Kong Ltd.	847,644

		3,567,162

	India – 6.3%
258,693	Oil & Natural Gas Corp., Ltd. (b)	827,891
346,538	Power Finance Corp Ltd	637,734
278,034	Rural Electrification Corp., Ltd.	680,837
182,801	Sterlite Technologies Ltd.	1,033,368
25,852	Tata Consultancy Services Ltd.	1,264,540
103,208	Tech Mahindra Ltd.	991,452
45,714	Titan Co., Ltd.	623,607

		6,059,429

	Indonesia – 0.9%
307,614	United Tractors Tbk PT	893,766

	Israel – 1.0%
119,769	Harel Insurance Investments & Financial Services Ltd.	991,201

See Notes to Portfolio of Investments

First Trust RiverFront Dynamic Emerging Markets ETF (RFEM)

Portfolio of Investments (Continued)

January 31, 2018 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Malaysia – 1.8%
248,700	Hartalega Holdings Bhd	$752,911
1,225,400	Sime Darby Bhd	962,023

		1,714,934

	Mexico – 1.3%
366,578	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santander	578,079
17,608	Grupo Elektra S.A.B. de C.V.	642,835

		1,220,914

	Philippines – 0.9%
296,290	San Miguel Corp.	831,691

	Poland – 2.5%
27,628	Bank Handlowy w Warszawie S.A.	699,495
25,066	Bank Pekao S.A.	1,018,255
22	LPP S.A.	63,987
360,601	Orange Polska S.A. (b)	660,753

		2,442,490

	Russia – 4.1%
16,551	LUKOIL PJSC	1,097,647
67,281	Mobile TeleSystems PJSC, ADR	816,791
187,299	Sistema PJSC FC, GDR	843,220
1,207,370	Surgutneftegas OJSC	617,291
1,167,987	Surgutneftegas OJSC (Preference Shares)	616,790

		3,991,739

	South Africa – 3.6%
106,078	Coronation Fund Managers Ltd.	705,261
84,874	Investec Ltd.	665,666
23,158	Kumba Iron Ore Ltd.	702,037
2,457	Naspers Ltd.	701,551
43,445	Standard Bank Group Ltd.	735,902

		3,510,417

	South Korea – 13.0%
7,734	CJ Corp.	1,332,637
21,106	KB Financial Group, Inc.	1,330,181
3,233	LG Chem Ltd.	1,307,914
9,301	LG Electronics, Inc.	892,777
2,148	POSCO	765,383
1,909	Samsung Electronics Co., Ltd.	4,460,322
24,697	Shinhan Financial Group Co., Ltd.	1,232,711
13,425	SK Hynix, Inc.	924,041
16,414	Woori Bank	259,003

		12,504,969

	Taiwan – 9.2%
90,370	Advantech Co., Ltd.	706,948
181,952	Asia Optical Co., Inc.	736,660
59,228	Catcher Technology Co., Ltd.	678,738

Shares	Description	Value

	Taiwan (Continued)
269,931	Cathay Financial Holding Co., Ltd.	$505,678
2,303,210	China Development Financial Holding Corp.	845,563
73,860	Hiwin Technologies Corp.	956,654
52,885	Phison Electronics Corp.	540,726
81,242	Pixart Imaging, Inc.	386,063
404,313	Taiwan Semiconductor Manufacturing Co., Ltd.	3,537,418

		8,894,448

	Thailand – 2.2%
95,000	Electricity Generating PCL	661,239
268,800	Kiatnakin Bank PCL	701,609
1,173,700	Krung Thai Bank PCL	749,489

		2,112,337

	Turkey – 2.9%
118,405	Akbank TAS	344,189
82,608	Aselsan Elektronik Sanayi Ve Ticaret A.S.	730,951
218,791	Haci Omer Sabanci Holding A.S.	668,033
129,660	Turkiye Garanti Bankasi A.S.	424,192
511,566	Turkiye Sise ve Cam Fabrikalari A.S.	680,890

		2,848,255

	Total Investments – 99.9%	96,406,184
	(Cost $79,333,799) (d)
	Net Other Assets and Liabilities – 0.1%	112,302

	Net Assets – 100.0%	$96,518,486

(a)	Portfolio securities are categorized based upon their country of incorporation. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	Non-income producing security.
(c)	This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(d)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of January 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $17,710,504 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $638,119. The net unrealized appreciation was $17,072,385.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

See Notes to Portfolio of Investments

First Trust RiverFront Dynamic Emerging Markets ETF (RFEM)

Portfolio of Investments (Continued)

January 31, 2018 (Unaudited)

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of January 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

	Total Value at 1/31/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs

Common Stocks*	$96,406,184	$96,406,184	$—	$—

*	See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at January 31, 2018.

Currency Exposure Diversification	% of Total Investments
HKD	23.0%
USD	13.6
KRW	13.0
TWD	9.2
BRL	9.0
INR	6.3
ZAR	3.6
TRY	3.0
EGP	2.6
PLN	2.5
RUB	2.4
THB	2.2
MYR	1.8
CLP	1.6
MXN	1.3
CZK	1.1
ILS	1.0
COP	1.0
IDR	0.9
PHP	0.9
Total	100.0%

Currency Abbreviations

BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Republic Koruna
EGP	Egyptian Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

See Notes to Portfolio of Investments

First Trust RiverFront Dynamic Emerging Markets ETF (RFEM)

Portfolio of Investments (Continued)

January 31, 2018 (Unaudited)

Sector Allocation	% of Total Investments
Information Technology	33.2%
Financials	24.5
Industrials	10.4
Consumer Discretionary	9.0
Materials	7.8
Energy	5.1
Telecommunication Services	3.5
Utilities	3.0
Consumer Staples	1.8
Real Estate	0.9
Health Care	0.8
Total	100.0%

See Notes to Portfolio of Investments

Notes to Portfolio of Investments

First Trust Exchange-Traded Fund III

January 31, 2018 (Unaudited)

1. Organization

First Trust Exchange-Traded Fund III (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on January 9, 2008, and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Trust consists of thirteen funds that are currently offering shares. This report covers the following funds (each a “Fund” and collectively, the “Funds”), which are each a non-diversified series of the Trust:

First Trust RiverFront Dynamic Asia Pacific ETF – (The Nasdaq Stock Market LLC (“Nasdaq”) ticker “RFAP”)

First Trust RiverFront Dynamic Developed International ETF – (Nasdaq ticker “RFDI”)

First Trust RiverFront Dynamic Europe ETF – (Nasdaq ticker “RFEU”)

First Trust RiverFront Dynamic Emerging Markets ETF – (Nasdaq ticker “RFEM”)

The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.”

2. Valuation and Investment Practices

A. Portfolio Valuation

Each Fund’s net asset value (“NAV”) is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:

Common stocks, real estate investment trusts, and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

1)	the type of security;
2)	the size of the holding;
3)	the initial cost of the security;

Notes to Portfolio of Investments (Continued)

First Trust Exchange-Traded Fund III

January 31, 2018 (Unaudited)

4)	transactions in comparable securities;
5)	price quotes from dealers and/or third-party pricing services;
6)	relationships among various securities;
7)	information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
8)	an analysis of the issuer’s financial statements; and
9)	the existence of merger proposals or tender offers that might affect the value of the security.

If the securities in question are foreign securities, the following additional information may be considered:

1)	the value of similar foreign securities traded on other foreign markets;
2)	ADR trading of similar securities;
3)	closed-end fund trading of similar securities;
4)	foreign currency exchange activity;
5)	the trading prices of financial products that are tied to baskets of foreign securities;
6)	factors relating to the event that precipitated the pricing problem;
7)	whether the event is likely to recur; and
8)	whether the effects of the event are isolated or whether they affect entire markets, countries or regions.

Because foreign markets may be open on different days than the days during which investors may transact in the shares of a Fund, the value of the Fund’s securities may change on the days when investors are not able to transact in the shares of the Fund. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

[o]	Quoted prices for similar investments in active markets.
[o]	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
[o]	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
[o]	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of January 31, 2018, is included with each Fund’s Portfolio of Investments.

B. Securities Transactions

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

C. Foreign Currency

The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b))..

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	First Trust Exchange-Traded Fund III

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)

Date	March 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date	March 29, 2018

By (Signature and Title)*	/s/ Donald P. Swade
Donald P. Swade, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date	March 29, 2018

* Print the name and title of each signing officer under his or her signature.